UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   1/31/12

Item 1.  Schedule of Investments.

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security					Market Value

	COMMON STOCK - 63.1%
	AEROSPACE/DEFENSE - 1.7%
17,280	Goodrich Corp. #					$ 2,155,680

	BANKS - 0.7%
30,000	Citigroup, Inc. ^					921,600

	BIOTECHNOLOGY - 2.0%
25,000	Illumina, Inc. * ^					1,294,000
51,245	Inhibitex, Inc. * ^					1,308,285
						2,602,285
	CHEMICALS - 2.8%
226,000	Huntsman Corp. # ^					2,876,980
23,500	Solutia, Inc. *					646,250
						3,523,230
	COMMERCIAL SERVICES - 2.4%
41,700	Dollar Thrifty Automotive Group, Inc. * ^					3,071,205

	DIVERSIFIED FINANCIAL SERVICES - 3.2%
60,411	NYSE Euronext ^					1,604,516
209	Osaka Securities Exchange Co. Ltd.					1,219,669
29,070	TMX Group, Inc. #					1,239,836
						4,064,021
	ELECTRIC - 4.1%
78,000	Constellation Energy Group, Inc. #					2,841,540
44,600	Progress Energy, Inc. #					2,423,118
						5,264,658
	FOOD - 1.9%
33,500	Kraft Foods, Inc. - Cl. A ^					1,283,050
25,700	Sara Lee Corp. ^					492,155
67,500	Winn-Dixie Stores, Inc. * #					637,875
						2,413,080
	GAS - 2.3%
66,689	Southern Union Co.					2,892,302

	HOUSEHOLD PRODUCTS/WARES - 1.2%
21,300	Kimberly-Clark Corp. ^					1,524,228

	INSURANCE - 1.1%
15,100	Delphi Financial Group, Inc. #					672,101
12,900	Transatlantic Holdings, Inc. #					715,305
						1,387,406
	INTERNET - 1.2%
61,100	Blue Coat Systems, Inc. *					1,573,936

	MINING - 0.0%
2,700	Minefinders Corp. *					38,286

	MISCELLANEOUS MANUFACTURING - 2.6%
180,500	General Electric Co. ^					3,377,155

	OIL & GAS - 2.1%
29,000	ConocoPhillips ^					1,978,090
83,631	EXCO Resources, Inc. ^					657,339
						2,635,429
	PACKAGING & CONTAINERS - 3.9%
158,000	Temple-Inland, Inc. #					5,038,620

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security					Market Value

	PHARMACEUTICALS - 3.0%
35,500	Abbott Laboratories ^					$ 1,922,325
31,600	Medco Health Solutions, Inc. * #					1,959,832
						3,882,157
	PIPELINES - 4.6%
176,510	El Paso Corp.					4,742,824
39,300	Williams Cos, Inc. ^					1,132,626
						5,875,450
	RETAIL - 3.6%
184,700	American Eagle Outfitters, Inc. ^					2,602,423
60,000	Walgreen Co. ^					2,001,600
						4,604,023
	SEMICONDUCTORS - 4.4%
79,300	Netlogic Microsystems, Inc. * #					3,949,140
34,600	Novellus Systems, Inc. * #					1,631,390
						5,580,530
	SOFTWARE - 3.9%
44,512	DemandTec, Inc. * #					586,668
110,300	SuccessFactors, Inc. * ^					4,389,940
						4,976,608
	TELECOMMUNICATIONS - 10.4%
65,650	AT&T, Inc. ^					1,930,766
67,290	CenturyLink, Inc. ^					2,491,749
180,834	Motorola Mobility Holdings, Inc. *					6,985,617
51,200	Verizon Communications, Inc. ^					1,928,192
						13,336,324

	TOTAL COMMON STOCK ( Cost - $80,667,622)					80,738,213

	CLOSED-END FUNDS - 1.1%
92,807	Eaton Vance Floating-Rate Income Trust #					1,426,444
	TOTAL CLOSED-END FUNDS ( Cost - $1,508,624)

			Dividend Rate
	PREFERRED STOCK - 20.7%
	BANKS - 15.7%
2,650	Bank of America Corp. #		7.25%			2,441,896
61,173	Bank of America Corp. #		8.20			1,513,420
119,200	Countrywide Capital V #		7.00			2,707,032
164,100	GMAC Capital Trust I #		8.13			3,641,379
29,157	KeyCorp		7.75			3,160,327
132,600	National Westminster Bank PLC #		7.76			2,801,838
56,035	Royal Bank of Scotland Group PLC #		7.25			1,106,691
2,500	Wells Fargo & Co. #		7.50			2,737,500
						20,110,083

	DIVERSIFIED FINANCIAL SERVICES - 2.7%
147,500	Citigroup Capital IX #		6.00			3,422,000

	ELECTRIC - 2.3%
30,000	Southern California Edison Co. #		5.74			2,973,000

	TOTAL PREFERRED STOCK ( Cost - $27,158,608)					26,505,083

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security		Interest Rate	Maturity Date		Market Value

	BONDS & NOTES - 10.9%
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
$ 4,000,000	Goldman Sachs Capital I #		6.3450%	2/15/2034		$ 3,735,332

	INSURANCE - 2.3%
2,945,000	First American Capital Trust I #		8.5000	4/15/2012		2,930,422

	SAVINGS & LOANS - 2.7%
157,000	Washington Mutual, Inc. ***		4.2000	1/15/2010		177,410
957,000	Washington Mutual, Inc. ***		5.0000	3/22/2012		1,104,139
1,244,000	Washington Mutual, Inc. ***		5.2500	9/15/2017		1,447,705
629,000	Washington Mutual, Inc. ***		5.5000	8/24/2011		737,503
						3,466,757
	SEMICONDUCTORS - 0.4%
520,000	Advanced Micro Devices, Inc. #		5.7500	8/15/2012		526,500

	TELECOMMUNICATIONS - 2.6%
491,000	Level 3 Financing, Inc.		8.7500	2/15/2017		511,867
2,677,000	Level 3 Financing, Inc. #		9.2500	11/1/2014		2,743,925
1,240,000	Terrestar Networks, Inc. - 144A ***		15.0000	2/15/2014		-
						3,255,792

	TOTAL BONDS & NOTES ( Cost - $13,997,077)					13,914,803

Contracts**
	PURCHASED OPTIONS - 0.4%
1,847	American Eagle Outfitters, Inc.
	Put - Expiration May 2012, Exercise Price $10.00					23,087
511	AT&T, Inc.
	Put - Expiration February 2012, Exercise Price $25.00					511
544	CenturyLink, Inc.
	Put - Expiration April 2012, Exercise Price $29.00					9,520
290	ConocoPhillips
	Put - Expiration May 2012, Exercise Price $60.00					32,480
39	FTSE 100 Index
	Put - Expiration February 2012, Exercise Price GBP 56.00					3,257
1,830	General Electric Company
	Put - Expiration February 2012, Exercise Price $13.00					1,830
2,077	Huntsman Corp.
	Put - Expiration May 2012, Exercise Price $8.00					25,963
1	Inhibitex, Inc.
	Put - Expiration February 2012, Exercise Price $10.00					5
37	Inhibitex, Inc.
	Put - Expiration May 2012, Exercise Price $17.50					1,110
305	Kinder Morgan, Inc.
	Put - Expiration June 2012, Exercise Price $40.00					320,250
335	Kraft Foods, Inc.
	Put - Expiration March 2012, Exercise Price $34.00					5,695
756	Merck & Company, Inc.
	Put - Expiration April 2012, Exercise Price $28.00					7,560
1,870	Pfizer Incorporated
	Put - Expiration March 2012, Exercise Price $17.00					5,610
257	Sara Lee Corporation
	Put - Expiration April 2012, Exercise Price $15.00					2,056
220	SPDR
	Put - Expiration March 2012, Exercise Price $132.00					97,680
79	SPDR
	Put - Expiration February 2012, Exercise Price $70.00					9,006
600	Walgreen Company
	Put - Expiration April 2012, Exercise Price $29.00					27,600
393	Williams Cos., Inc.
	Put - Expiration May 2012, Exercise Price $20.00					3,930
	TOTAL PURCHASED OPTIONS ( Cost - $1,035,616)					577,150
Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security					Market Value

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
497,933	First American Government Obligations Fund, 0.00% +					$ 497,933
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $497,933)

	TOTAL INVESTMENTS - 96.6% ( Cost - $124,865,479)					$ 123,659,626
	OTHER ASSETS LESS LIABILITIES - 3.4%					4,394,515
	NET ASSETS - 100.00%					$ 128,054,141

	* Non-Income producing security.
	** Each Option Contract allows the holder of the option to sell 100 shares of the underlying security.
	*** Issuer in default on interest payment; non-interest producing security.
	^ Subject to a Call Option Written.
	+ Variable rate security. Interest rate shown as of January 31, 2012.
	144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions
	exempt from registration, normally to qualified institutional buyers.
	# All or a portion of the security is segregated as collateral for securities sold short and/or options purchased/written at January 31, 2012.
	Total collateral had a market value of $61,435,464 at January 31, 2012.
	At January 31, 2012, net unrealized depreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:					$ 3,715,957
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:					(6,022,732)
	Net unrealized depreciation:					$ (2,306,775)

Contracts***	Security					Market Value

	SCHEDULE OF WRITTEN OPTIONS - (2.5) %
355	Abbott Labs
	Call - Expiration May 2012, Exercise Price $52.50					$ 93,010
1,847	American Eagle Outfitters, Inc.
	Call - Expiration May 2012, Exercise Price $12.00					461,750
548	ASX Ltd.
	Call - Expiration February 2012, Exercise Price AUD 30.00					322
77	AT&T, Inc.
	Call - Expiration April 2012, Exercise Price $29.00					7,854
580	AT&T, Inc.
	Call - Expiration April 2012, Exercise Price $30.00					28,420
57	British Sky Broadcasting Group
	Call - Expiration April 2012, Exercise Price GBP 7.00					20,198
109	CenturyLink, Inc.
	Call - Expiration April 2012, Exercise Price $36.00					18,530
435	CenturyLink, Inc.
	Call - Expiration April 2012, Exercise Price $37.00					47,850
300	Citigroup, Inc.
	Call - Expiration February 2012, Exercise Price $27.00					117,000
290	ConocoPhillips
	Call - Expiration May 2012, Exercise Price $70.00					62,930
90	Dollar Thrifty Automotive Group, Inc.
	Call - Expiration April 2012, Exercise Price $67.50					69,840
473	Duke Energy Corporation
	Call - Expiration February 2012, Exercise Price $21.00					16,555
54	EXCO Resources, Inc.
	Call - Expiration February 2012, Exercise Price $10.00					270
55	EXCO Resources, Inc.
	Call - Expiration February 2012, Exercise Price $9.00					825
320	Exelon Corporation
	Call - Expiration February 2012, Exercise Price $40.00					8,000
1,805	General Electric Company
	Call - Expiration February 2012, Exercise Price $16.00					505,400
2,077	Huntsman Corp.
	Call - Expiration May 2012, Exercise Price $10.00					589,868

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Contracts***	Security					Market Value

	SCHEDULE OF WRITTEN OPTIONS (Continued) - (2.5) %
116	Illumina, Inc.
	Call - Expiration February 2012, Exercise Price $50.00					$ 24,940
134	Illumina, Inc.
	Call - Expiration March 2012, Exercise Price $50.00					33,500
91	Inhibitex, Inc.
	Call - Expiration February 2012, Exercise Price $26.00					1,365
24	Inhibitex, Inc.
	Call - Expiration February 2012, Exercise Price $275.00					240
213	Kimberly Clark Corporation
	Call - Expiration April 2012, Exercise Price $70.00					51,120
305	Kinder Morgan, Inc.
	Call - Expiration June 2012, Exercise Price $40.00					3,050
335	Kraft Foods, Inc.
	Call - Expiration March 2012, Exercise Price $38.00					33,500
388	Lam Research Corporation
	Call - Expiration June 2012, Exercise Price $31.00					465,600
256	NYSE Euronext
	Call - Expiration February 2012, Exercise Price $26.00					31,232
112	NYSE Euronext
	Call - Expiration February 2012, Exercise Price $27.00					7,280
125	NYSE Euronext
	Call - Expiration March 2012, Exercise Price $26.00					17,188
546	PharMerica Corp.
	Put - Expiration February 2012, Exercise Price $12.50					27,300
257	Sara Lee Corporation
	Call - Expiration April 2012, Exercise Price $19.00					18,504
120	SPDR
	Call - Expiration March 2012, Exercise Price $133.00					31,200
146	SPDR
	Put - Expiration March 2012, Exercise Price $123.00					24,236
158	SuccessFactors, Inc.
	Call - Expiration February 2012, Exercise Price $40.00					790
96	Verizon Communications, Inc.
	Call - Expiration March 2012, Exercise Price $37.00					11,232
416	Verizon Communications, Inc.
	Call - Expiration May 2012, Exercise Price $36.00					95,264
600	Walgreen Company
	Call - Expiration April 2012, Exercise Price $32.00					137,400
393	Williams Cos., Inc.
	Call - Expiration May 2012, Exercise Price $26.00					126,546
	TOTAL WRITTEN OPTIONS ( Proceeds - $2,712,709)					3,190,109

	*** Each Writen Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
Shares
	SECURITIES SOLD SHORT - (8.7) %
1,871	Alleghany Corp. *					541,374
11,256	Colfax Corp. *					341,732
69,246	Duke Energy Corp.					1,475,632
2,820	Eastman Chemical Co.					141,902
18,304	Energy Transfer Equity LP					782,496
36,787	Exelon Corp.					1,463,387
25,592	Express Scripts, Inc. *					1,309,287
15,019	Hertz Global Holdings, Inc. *					204,258
51,000	Johnson & Johnson					3,361,410
43,916	Kinder Morgan, Inc.					1,425,953
1,300	Pan American Silver Corp.					29,744
	TOTAL SECURITIES SOLD SHORT ( Proceeds - $10,442,762)					11,077,175

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
						Unrealized
	Security					Appreciation (Depreciation)
	LONG EQUITY SWAP CONTRACTS - (0.2)%
	ASX Ltd. Equity Swap, JP Morgan- October 17, 2012 to receive total return of ASX Ltd. less USD- 3 Month LIBOR					$ 6,929
	(Notional Amount $170,071)

	British Sky Broadcasting Group Equity Swap, JP Morgan- September 17, 2012 to receive total return of British Sky Broadcasting Group less USD- 3 Month LIBOR					(390,264)
	(Notional Amount $2,563,983)

	Colfax Corp. Equity Swap, JP Morgan- January 28, 2013 to receive total return of Colfax Corp. less USD- 3 Month LIBOR					(9,793)
	(Notional Amount $351,525)

	Extract Resources Ltd. Equity Swap, JP Morgan- December 17, 2012 to receive total return of Extract Resources Ltd. less USD- 3 Month LIBOR					76,938
	(Notional Amount $1,242,564)

	Goodrich Corp. Equity Swap, JP Morgan- October 17, 2012 to receive total return of Goodrich Corp. less USD- 3 Month LIBOR					181,537
	(Notional Amount $5,368,465)

	Synthes, Inc. Equity Swap, JP Morgan- September 17, 2012 to receive total return of Synthes, Inc. less USD- 3 Month LIBOR					(56,127)
	(Notional Amount $7,312,562)

	TOTAL EQUITY SWAP CONTRACTS					$ (190,780)

	As of January 31, 2012, the following Forward Currency Exchange contracts were open:

	Forward Currency Contracts
						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	/(Depreciation)
	To Buy:
	British Pound	2/16/2012	JP Morgan	662,110	$ 1,039,513	$ 3,797
	British Pound	3/22/2012	JP Morgan	47,536	74,898	(14)
	Canadian Dollar	2/15/2012	JP Morgan	2,553	2,493	46
	Canadian Dollar	3/14/2012	JP Morgan	22,711	22,491	80
						$ 3,909

Dunham Monthly Distribution Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

						Unrealized
		Settlement		Local Currency	U.S. Dollar	Appreciation
	Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
	To Sell:
	Australian Dollar	3/14/2012	JP Morgan	166,770	$ 174,997	$ (883)
	Australian Dollar	4/27/2012	JP Morgan	70,065	69,561	(3,983)
	Australian Dollar	4/27/2012	JP Morgan	243,930	241,930	(14,112)
	Australian Dollar	4/27/2012	JP Morgan	191,675	187,889	(13,303)
	Australian Dollar	4/27/2012	JP Morgan	87,365	85,469	(6,234)
	Australian Dollar	4/27/2012	JP Morgan	179,920	178,622	(10,232)
	Australian Dollar	4/27/2012	JP Morgan	484,400	484,618	(23,834)
	British Pound	2/16/2012	JP Morgan	662,110	1,053,748	10,438
	British Pound	3/22/2012	JP Morgan	1,497,130	2,335,538	(22,908)
	Canadian Dollar	2/15/2012	JP Morgan	240,618	233,700	(5,588)
	Canadian Dollar	2/15/2012	JP Morgan	360,927	350,687	(8,245)
	Canadian Dollar	2/15/2012	JP Morgan	258,816	251,933	(5,452)
	Canadian Dollar	3/14/2012	JP Morgan	529,200	533,038	7,114
	Canadian Dollar	3/14/2012	JP Morgan	133,200	136,294	3,919
	Canadian Dollar	3/14/2012	JP Morgan	699,957	720,491	24,868
	Canadian Dollar	4/19/2012	JP Morgan	4,986	4,966	15
	Japanese Yen	3/30/2012	JP Morgan	49,050,000	631,164	(11,773)
	Japanese Yen	3/30/2012	JP Morgan	45,000,000	577,367	(12,483)
	Swiss Franc	4/26/2012	JP Morgan	3,643,200	3,901,269	(55,961)
						$ (148,637)

	Total unrealized loss on forward foreign currency contracts					$ (144,728)

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	CORPORATE NOTES & BONDS - 43.3%
	AGRICULTURE - 0.5%
$ 375,000	American Rock Salt Co. LLC/American Rock Capital Corp. - 144A	8.2500%		5/1/2018	$ 374,531

	AUTO PARTS & EQUIPMENT - 0.4%
200,000	Allison Transmission, Inc. - 144A	7.1250		5/15/2019	201,500
80,000	Visteon Corp.	6.7500		4/15/2019	78,900
					280,400
	BANKS - 12.4%
255,000	Abbey National Treasury Services PLC/London	4.0000		4/27/2016	246,322
200,000	ABN AMRO Bank NV	4.2500		2/2/2017	200,125
310,000	Ally Financial, Inc.	0.0000	*	6/15/2015	238,700
165,000	Bank of America Corp.	5.0000		5/13/2021	161,339
265,000	Bank of America Corp.	5.6250		7/1/2020	266,882
360,000	Bank of America Corp.	5.7500		8/15/2016	360,972
255,000	Barclays Bank PLC	5.0000		9/22/2016	274,020
180,000	Barclays Bank PLC	5.2000		7/10/2014	189,373
235,000	Capital One Capital VI	8.8750		5/15/2040	248,378
85,000	Capital One Financial Corp.	6.1500		9/1/2016	90,358
115,000	Capital One Financial Corp.	7.3750		5/23/2014	127,737
536,000	Citigroup Inc.	5.0000		9/15/2014	549,330
210,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands - 144A	11.0000	+	Perpetual	261,115
715,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect	3.3750		1/19/2017	734,434
215,000	Credit Suisse/New York NY	6.0000		2/15/2018	225,668
140,000	Goldman Sachs Group, Inc.	5.1250		1/15/2015	147,872
375,000	Goldman Sachs Group, Inc.	5.7500		1/24/2022	389,439
190,000	Goldman Sachs Group, Inc.	6.0000		6/15/2020	200,439
215,000	HSBC Holdings PLC	5.1000		4/5/2021	234,048
235,000	JPMorgan Chase & Co.	3.4500		3/1/2016	242,022
255,000	JPMorgan Chase & Co.	5.1250		9/15/2014	271,338
125,000	JPMorgan Chase & Co.	7.9000	+	Perpetual	135,866
215,000	KeyCorp	5.1000		3/24/2021	232,325
175,000	Lloyds TSB Bank PLC	4.8750		1/21/2016	179,039
110,000	Lloyds TSB Bank PLC	6.3750		1/21/2021	117,084
215,000	Morgan Stanley	6.0000		4/28/2015	225,675
155,000	Morgan Stanley	6.6250		4/1/2018	162,700
445,000	Regions Financial Corp.	0.7438	+	6/26/2012	434,988
245,000	Regions Financial Corp.	4.8750		4/26/2013	245,306
145,000	Regions Financial Corp.	5.7500		6/15/2015	147,537
165,000	Resona Bank Ltd.- 144A	5.8500	+	Perpetual	168,587
165,000	Royal Bank of Scotland PLC	4.3750		3/16/2016	166,135
135,000	Royal Bank of Scotland PLC	5.6250		8/24/2020	138,228
165,000	Santander Issuances SAU - 144A	5.9110		6/20/2016	150,107
45,000	SunTrust Banks, Inc.	5.2500		11/5/2012	46,185
150,000	Toronto-Dominion Bank	2.5000		7/14/2016	155,204
190,000	Wells Fargo & Co.	3.6760		6/15/2016	202,629
170,000	Wells Fargo & Co.	4.6000		4/1/2021	187,075
					8,754,581
	BEVERAGES - 0.4%
270,000	Beverages & More, Inc. - 144A	9.6250		10/1/2014	272,700

	BIOTECHNOLOGY - 0.3%
180,000	Gilead Sciences, Inc.	4.4000		12/1/2021	194,452

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	CHEMICALS - 0.9%
$ 105,000	Dow Chemical Co.	4.2500%		11/15/2020	$ 111,642
275,000	Dow Chemical Co.	5.9000		2/15/2015	308,179
205,000	Dow Chemical Co.	6.0000		10/1/2012	211,722
					631,543
	COMMERCIAL SERVICES - 1.1%
160,000	B-Corp Merger Sub, Inc. - 144A	8.2500		6/1/2019	154,600
275,000	Cenveo Corp.	7.8750		12/1/2013	223,781
300,000	DynCorp International, Inc.	10.3750		7/1/2017	263,250
170,000	Lender Processing Services, Inc.	8.1250		7/1/2016	167,238
					808,869
	DIVERSIFIED FINANCIAL SERVICES - 4.9%
245,000	American Express Co.	7.2500		5/20/2014	275,204
205,000	Bear Stearns Cos. LLC	7.2500		2/1/2018	244,858
150,000	Credit Suisse AG/Guernsey	5.8600	+	Perpetual	131,250
285,000	E*Trade Financial Corp.	7.8750		12/1/2015	289,275
200,000	Ford Motor Credit Co. LLC	5.0000		5/15/2018	207,000
360,000	General Electric Capital Corp.	1.8750		9/16/2013	364,079
360,000	General Electric Capital Corp.	4.6500		10/17/2021	379,544
410,000	GFI Group, Inc.	8.3750		7/19/2018	381,300
160,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	8.0000		1/15/2018	166,200
340,000	Macquarie Group Ltd. - 144A	6.0000		1/14/2020	325,567
290,000	Nomura Holdings, Inc.	4.1250		1/19/2016	290,044
280,000	Oppenheimer Holdings, Inc.	8.7500		4/15/2018	281,750
165,000	Woodside Finance Ltd. - 144A	4.6000		5/10/2021	168,902
					3,504,973
	ELECTRIC - 1.8%
185,000	Calpine Corp.- 144A	7.5000		2/15/2021	196,331
65,000	Calpine Corp.- 144A	7.8750		7/31/2020	70,037
85,000	CMS Energy Corp.	2.7500		5/15/2014	84,575
250,000	CMS Energy Corp.	6.2500		2/1/2020	266,875
85,000	Dominion Resources, Inc.	8.8750		1/15/2019	114,201
100,000	Georgia Power Co.	6.0000		11/1/2013	109,095
125,000	Nevada Power Co.	6.5000		5/15/2018	151,605
265,000	Virginia Electric and Power Co.	5.4000		1/15/2016	306,645
					1,299,364
	ENTERTAINMENT - 0.5%
170,000	AMC Entertainment, Inc.	9.7500		12/1/2020	167,238
190,000	Peninsula Gaming LLC / Peninsula Gaming Corp.	10.7500		8/15/2017	204,725
3,933	United Artists Theatre Circuit Inc. 1995-A Pass Through Trust ^	9.3000		7/1/2015	3,948
					375,911
	FOOD - 0.5%
100,000	Kraft Foods, Inc.	2.6250		5/8/2013	102,070
170,000	Kraft Foods, Inc.	6.1250		2/1/2018	203,556
30,000	Post Holdings, Inc. - 144A	7.3750		2/15/2022	30,938
					336,564
	HEALTHCARE-PRODUCTS - 0.3%
205,000	Boston Scientific Corp.	6.0000		1/15/2020	233,663

	HEALTHCARE-SERVICES - 0.4%
180,000	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.	7.7500		2/15/2019	179,550
80,000	Tenet Healthcare Corp. - 144A	6.2500		11/1/2018	83,600
					263,150
	HOLDING COMPANIES-DIVERSIFIED - 0.2%
120,000	Hutchison Whampoa International 09/19 Ltd. - 144A	5.7500		9/11/2019	133,062

	HOUSEHOLD PRODUCTS/WARES - 0.3%
185,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC - 144A	8.2500		2/15/2021	175,519
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	INSURANCE - 2.8%
$ 85,000	Chubb Corp.	6.3750	% +	3/29/2067	$ 87,125
355,000	CNA Financial Corp.	5.8750		8/15/2020	369,612
240,000	Lincoln National Corp.	7.0000		6/15/2040	278,717
235,000	MetLife, Inc.	5.0000		6/15/2015	260,685
235,000	Prudential Financial, Inc.	3.6250		9/17/2012	239,119
145,000	Prudential Financial, Inc.	6.2000		1/15/2015	159,919
145,000	Prudential Financial, Inc.	7.3750		6/15/2019	176,458
195,000	Prudential Financial, Inc.	8.8750	+	6/15/2038	234,975
200,000	QBE Capital Funding III Ltd. - 144A	7.2500	+	5/24/2041	177,151
					1,983,761
	INTERNET - 0.4%
300,000	Earthlink, Inc.	8.8750		5/15/2019	285,000

	INVESTMENT COMPANIES - 0.1%
80,000	Spencer Spirit Holdings, Inc. / Spencer Gifts LLC - 144A	11.0000		5/1/2017	93,900

	LODGING - 0.2%
80,000	Ameristar Casinos, Inc.	7.5000		4/15/2021	85,600
60,000	Chester Downs & Marina LLC - 144A	9.2500		2/1/2020	60,450
					146,050
	MEDIA - 2.6%
230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	6.5000		4/30/2021	240,350
145,000	Cequel Communications Holdings I LLC and Cequel Capital Corp. - 144A	8.6250		11/15/2017	153,519
120,000	Discovery Communications LLC	3.7000		6/1/2015	127,538
110,000	DISH DBS Corp.	7.1250		2/1/2016	120,038
10,000	Mediacom LLC/Cap Corp. - 144A	7.2500		2/15/2022	10,000
235,000	NBCUniversal Media LLC	2.1000		4/1/2014	239,446
190,000	NBCUniversal Media LLC	4.3750		4/1/2021	206,762
225,000	Time Warner Cable, Inc.	5.0000		2/1/2020	251,870
150,000	Time Warner Cable, Inc.	4.0000		9/1/2021	155,986
40,000	Time Warner Cable, Inc.	5.5000		9/1/2041	43,168
220,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH - 144A	8.1250		12/1/2017	238,700
60,000	Univision Communications, Inc. - 144A	6.8750		5/15/2019	59,925
					1,847,302
	MEDICAL - 0.1%
75,000	Express Scripts, Inc.	5.2500		6/15/2012	76,231

	MINING - 0.4%
60,000	Corp Nacional del Cobre de Chile - 144A	3.7500		11/4/2020	62,244
195,000	Vale Overseas Ltd.	4.3750		1/11/2022	196,994
					259,238
	OFFICE/BUSINESS EQUIPMENT - 0.3%
165,000	Xerox Corp.	4.2500		2/15/2015	174,549

	OIL & GAS - 1.3%
60,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp. - 144A	7.8750		4/15/2022	60,075
90,000	Linn Energy LLC/Linn Energy Finance Corp.	7.7500		2/1/2021	96,975
275,000	OGX Petroleo e Gas Participacoes SA - 144A	8.5000		6/1/2018	284,281
150,000	Petrohawk Energy Corp.	7.2500		8/15/2018	171,099
295,000	Petroleos Mexicanos	6.5000		6/2/2041	329,727
					942,157
	PACKAGING & CONTAINERS - 0.3%
70,000	AEP Industries, Inc.	8.2500		4/15/2019	73,850
115,000	Ball Corp.				123,481
					197,331
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	PIPELINES - 1.8%
$ 305,000	Atmos Energy Corp.	6.3500%		6/15/2017	$ 364,441
30,000	Copano Energy LLC / Copano Energy Finance Corp.	7.1250		4/1/2021	30,750
345,000	El Paso Pipeline Partners Operating Co. LLC	7.5000		11/15/2040	404,944
35,000	Energy Transfer Partners LP	5.2000		2/1/2022	37,032
205,000	Energy Transfer Partners LP	6.5000		2/1/2042	221,928
115,000	Kinder Morgan Energy Partners LP	5.8500		9/15/2012	118,325
80,000	Spectra Energy Partners LP	4.6000		6/15/2021	84,862
					1,262,282
	REAL ESTATE - 0.1%
30,000	Realogy Corp. - 144A	7.6250		1/15/2020	30,000
60,000	Realogy Corp. - 144A	9.0000		1/15/2020	58,500
					88,500
	REITS - 2.1%
260,000	CNL Lifestyle Properties Inc.	7.2500		4/15/2019	242,775
210,000	DDR Corp.	7.8750		9/1/2020	248,850
335,000	Digital Realty Trust LP	5.2500		3/15/2021	344,882
365,000	Duke Realty LP	5.9500		2/15/2017	403,566
240,000	Felcor Lodging LP	6.7500		6/1/2019	234,900
					1,474,973
	RETAIL - 1.5%
275,000	Brown Shoe Co., Inc.	7.1250		5/15/2019	260,219
110,652	CVS Pass-Through Trust - 144A	7.5070		1/10/2032	131,860
380,000	Ferrellgas LP / Ferrellgas Finance Corp.	6.5000		5/1/2021	332,975
2,000	Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.	8.6250		6/15/2020	1,827
260,000	Landry's Holdings, Inc. - 144A	11.5000		6/1/2014	260,650
55,000	Rite Aid Corp.	6.8750		8/15/2013	54,725
					1,042,256
	SEMICONDUCTORS - 0.1%
70,000	Sensata Technologies BV - 144A	6.5000		5/15/2019	71,313

	SOFTWARE - 0.4%
210,000	First Data Corp.	11.2500		3/31/2016	183,225
105,000	Intuit, Inc.	5.7500		3/15/2017	119,572
					302,797
	TELECOMMUNICATIONS - 3.6%
195,000	AT&T, Inc.	3.8750		8/15/2021	209,775
90,000	AT&T, Inc.	4.4500		5/15/2021	100,740
270,000	CenturyLink, Inc.	6.4500		6/15/2021	281,891
160,000	Cincinnati Bell, Inc.	8.3750		10/15/2020	163,800
325,000	CommScope, Inc. - 144A	8.2500		1/15/2019	335,969
190,000	GCI, Inc.	8.6250		11/15/2019	205,675
350,000	Goodman Networks, Inc. - 144A	12.1250		7/1/2018	347,375
345,000	NII Capital Corp.	7.6250		4/1/2021	355,350
30,000	UPCB Finance VI Ltd. - 144A	6.8750		1/15/2022	30,000
190,000	Virgin Media Finance PLC	8.3750		10/15/2019	211,850
160,000	West Corp.	7.8750		1/15/2019	167,600
80,000	Windstream Corp.	7.0000		3/15/2019	82,900
75,000	Windstream Corp.	8.1250		9/1/2018	81,844
					2,574,769
	TOBACCO - 0.3%
75,000	Altria Group, Inc.	9.2500		8/6/2019	102,254
85,000	Philip Morris International, Inc.	6.8750		3/17/2014	96,137
					198,391

	TOTAL BONDS & NOTES (Cost - $29,217,588)				30,660,082

Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value
	MUNICIPAL BONDS - 0.6%
$ 160,000	Dallas Area Rapid Transit	5.2500%		12/1/2048	$ 175,726
240,000	New York City Municipal Water Finance Authority	5.0000		6/15/2044	265,404
	TOTAL MUNICIPAL BONDS (Cost - $428,951)				441,130

	MORTGAGE BACKED SECURITIES - 7.2%
380,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2007-3 A4	5.8426	+	6/10/2049	414,542
580,000	Bear Stearns Commercial Mortgage Securities 2005-PWR9 A4B	4.9430		9/11/2042	599,221
150,000	Bear Stearns Commercial Mortgage Securities 2007-T28 A3	5.7930		9/11/2042	159,856
180,000	Commercial Mortgage Pass Through Certificates 2007-C9 A4	6.0069	+	12/10/2049	206,181
24,579	Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.5944	+	2/15/2039	25,870
590,000	Credit Suisse Mortgage Capital Certificates 2006-C1 A4	5.5944	+	2/15/2039	655,620
310,000	Greenwich Capital Commercial Funding Corp. 2006-GG7 A4	6.0790	+	7/10/2038	352,830
644,525	JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB18 A3	5.4470		6/12/2047	674,611
510,000	Morgan Stanley Capital I 2005-IQ10 A4B	5.2840	+	9/15/2042	564,032
440,000	Morgan Stanley Capital I 2007-T27 A4	5.7917	+	6/11/2042	510,589
790,000	Morgan Stanley Capital I 2006-IQ11 A4	5.8950	+	10/15/2042	885,416
80,000	Wachovia Bank Commercial Mortgage Trust 2006-C23 A5	5.4160	+	1/15/2045	88,802
	TOTAL MORTGAGE BACKED SECURITIES (Cost - $4,872,588)				5,137,570

	U.S. GOVERNMENT & AGENCY - 46.6%
	U.S. GOVERNMENT AGENCY - 22.6%
485,000	Federal National Mortgage Association	0.0000	*	10/9/2019	373,300
511,505	Federal National Mortgage Association 1999-M2 B	6.5086		3/25/2029	598,225
426,845	FGLMC Pool A46224	5.0000		7/1/2035	462,901
66,759	FGLMC Pool A62582	6.0000		6/1/2037	73,571
62,032	FGLMC Pool G01499	7.0000		1/1/2033	70,662
782,765	FGLMC Pool G01980	5.0000		12/1/2035	854,051
569,322	FGLMC Pool G03660	6.0000		12/1/2037	629,454
250,570	FGLMC Pool G05888	5.5000		10/1/2039	272,385
1,420,153	FGLMC Pool G06380	6.5000		2/1/2035	1,598,453
481,744	FNCL Pool 310041	6.5000		5/1/2037	542,800
714,422	FNCL Pool 703391	5.0000		5/1/2033	776,105
163,586	FNCL Pool 735061	6.0000		11/1/2034	181,614
307,106	FNCL Pool 866009	6.0000		3/1/2036	338,778
132,527	FNCL Pool 880117	5.5000		4/1/2036	145,478
1,876,105	FNCL Pool 889883	6.5000		3/1/2038	2,115,515
53,667	FNCL Pool 909141	6.0000		1/1/2038	59,365
52,822	FNCL Pool 909153	6.0000		2/1/2038	58,420
135,806	FNCL Pool 909175	5.5000		4/1/2038	148,755
233,679	FNCL Pool 909220	6.0000		8/1/2038	258,445
137,850	FNCL Pool 909223	6.0000		8/1/2038	152,459
357,959	FNCL Pool 929191	6.0000		3/1/2038	395,963
1,155,412	FNCL Pool 931983	5.5000		9/1/2039	1,267,857
204,546	FNCL Pool 931995	5.0000		9/1/2039	223,428
992,368	FNCL Pool 938574	5.5000		9/1/2036	1,083,408
101,961	FNCL Pool 962752	5.0000		4/1/2038	112,584
664,207	FNCL Pool 975649	6.0000		7/1/2038	736,240
664,504	FNCL Pool AA7001	5.0000		6/1/2039	725,844
1,320,571	FNCL Pool AD0727	6.0000		8/1/2039	1,467,353
239,547	FNCL Pool AE2496	4.5000		9/1/2040	262,211
					15,985,624
	U.S. TREASURY OBLIGATIONS - 24.0%
1,885,000	United States Treasury Bond	3.5000		2/15/2039	2,107,960
6,085,000	United States Treasury Note	2.0000		11/15/2021	6,197,192
3,105,000	United States Treasury Note	1.3750		11/30/2018	3,142,964
2,185,000	United States Treasury Note	1.0000		8/31/2016	2,223,578
3,355,000	United States Treasury Note	0.2500		11/30/2013	3,357,097
					17,028,791

	TOTAL U.S. GOVERNMENT & AGENCY (Cost - $31,779,008)				33,014,415
Dunham Corporate/Government Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	BANK LOANS - 1.4%
$ 225,000	Chrysler Group LLC	4.7800	% +	5/24/2017	$ 220,814
500,000	Roundy's Supermarkets	8.0000	+	4/16/2016	503,125
250,000	SpringLeaf Financial Funding	4.2500	+	5/10/2017	233,360
	TOTAL BANK LOANS (Cost - $980,879)				957,299
Shares		Dividend Rate
	PREFERRED STOCK - 1.1%
	BANKS - 0.8%
245,000	Abbey National Capital Trust I	8.9630	+	Perpetual	220,500
17,600	GMAC Capital Trust I	8.1250	+	2/15/2040	390,544
					611,044
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
7,200	Citigroup Capital XIII	7.8750	+	10/30/2040	193,968

	TOTAL PREFERRED STOCK (Cost - $884,997)				805,012

	TOTAL INVESTMENTS - 100.2% (Cost - $68,164,010)				$ 71,015,508
	OTHER LIABILITIES LESS ASSETS - (0.2) %				(124,600)
	NET ASSETS - 100.0%				$ 70,890,908

	REIT - Real Estate Investment Trust
	+ Variable rate security - interest rate is as if January 31, 2012.
	* Zero coupon security, Payment received at maturity.
	^ The value of this security has been determined in good faith under the policies of the Board of Trustees.
	144A Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified intitutional buyers.

	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 3,204,038
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(352,540)
		Net unrealized appreciation:			$ 2,851,498

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	BONDS & NOTES - 89.8%
	AEROSPACE/DEFENSE - 0.5%
$ 350,000	AAR Corp. - 144A	7.2500%		1/15/2022	$ 351,750

	AIRLINES - 0.5%
230,000	Delta Air Lines, Inc. - 144A	12.2500		3/15/2015	246,100
158,000	United Air Lines, Inc. - 144A	9.8750		8/1/2013	165,900
					412,000
	APPAREL - 0.4%
320,000	Perry Ellis International, Inc.	7.8750		4/1/2019	318,800

	AUTO MANUFACTURERS - 0.6%
460,000	Chrysler Group LLC/CG Co-Issuer, Inc. - 144A	8.0000		6/15/2019	443,900

	AUTO PARTS & EQUIPMENT - 2.0%
545,000	Affinia Group, Inc.	9.0000		11/30/2014	550,450
610,000	Pittsburgh Glass Works LLC - 144A	8.5000		4/15/2016	617,625
280,000	Titan International, Inc.	7.8750		10/1/2017	297,150
					1,465,225
	BANKS - 5.5%
705,000	CIT Group, Inc. - 144A	7.0000		5/2/2016	709,406
500,000	First Tennessee Bank NA	5.0500		1/15/2015	507,188
940,000	Synovus Financial Corp.	4.8750		2/15/2013	916,500
1,370,000	Synovus Financial Corp.	5.1250		6/15/2017	1,229,575
780,000	Wachovia Capital Trust III	5.5698	+	Perpetual	692,273
					4,054,942
	CHEMICALS - 0.2%
130,000	Huntsman International LLC	8.6250		3/15/2021	143,325

	COAL - 1.0%
75,000	Cloud Peak Energy Resources LLC	8.2500		12/15/2017	81,375
155,000	Cloud Peak Energy Resources LLC	8.5000		12/15/2019	170,112
215,000	Consol Energy, Inc.	8.0000		4/1/2017	233,275
250,000	Peabody Energy Corp. - 144A	6.0000		11/15/2018	258,750
					743,512
	COMMERCIAL SERVICES - 5.7%
525,000	ACE Cash Express, Inc. - 144A	11.0000		2/1/2019	483,000
710,000	Avis Budget Car Rental LLC	7.7500		5/15/2016	737,512
170,000	Avis Budget Car Rental LLC	8.2500		1/15/2019	179,775
155,000	Avis Budget Car Rental LLC	9.7500		3/15/2020	169,725
500,000	Cardtronics, Inc.	8.2500		9/1/2018	551,250
270,000	CoreLogic, Inc. - 144A	7.2500		6/1/2021	272,025
360,000	Emergency Medical Services Corp.	8.1250		6/1/2019	369,000
485,000	National Money Mart Co.	10.3750		12/15/2016	531,075
203,000	RSC Equipment Rental, Inc.	9.5000		12/1/2014	210,105
410,000	TransUnion LLC	11.3750		6/15/2018	485,850
170,000	United Rentals North America, Inc.	10.8750		6/15/2016	195,500
					4,184,817
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	COMPUTERS - 1.5%
$ 265,000	Seagate HDD Cayman	7.7500%		12/15/2018	$ 294,812
395,000	Seagate Technology International - 144A	10.0000		5/1/2014	453,262
330,000	Stream Global Services, Inc.	11.2500		10/1/2014	340,312
					1,088,386
	COSMETICS/PERSONAL CARE - 1.0%
700,000	Revlon Consumer Products Corp.	9.7500		11/15/2015	752,500

	DISTRIBUTION/WHOLESALE - 0.7%
470,000	WESCO Distribution, Inc.	7.5000		10/15/2017	481,750

	DIVERSIFIED FINANCIAL SERVICES - 5.3%
650,000	Aircastle Ltd.	9.7500		8/1/2018	718,250
155,000	Aircastle Ltd. - 144A	9.7500		8/1/2018	170,500
300,000	E*Trade Financial Corp.	6.7500		6/1/2016	300,000
315,000	E*Trade Financial Corp.	7.8750		12/1/2015	319,725
1,080,000	E*Trade Financial Corp.	12.5000		11/30/2017	1,255,500
640,000	International Lease Finance Corp.	5.6250		9/20/2013	644,000
165,000	International Lease Finance Corp.	6.3750		3/25/2013	168,094
245,000	International Lease Finance Corp.	8.6250		1/15/2022	265,980
					3,842,049
	ELECTRIC - 1.7%
255,000	Calpine Construction Finance Co. LP and CCFC Finance Corp. - 144A	8.0000		6/1/2016	276,037
275,000	Calpine Corp. - 144A	7.2500		10/15/2017	288,750
272,803	Mirant Mid Atlantic Pass Through Trust C	10.0600		12/30/2028	278,259
190,000	NRG Energy, Inc.	7.3750		1/15/2017	196,887
200,000	NRG Energy, Inc.	7.6250		1/15/2018	197,000
					1,236,933
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
265,000	Belden, Inc.	7.0000		3/15/2017	272,950
435,000	Coleman Cable, Inc.	9.0000		2/15/2018	445,875
					718,825
	ENTERTAINMENT - 2.8%
365,000	GWR Operating Partnership LLP	10.8750		4/1/2017	402,412
285,000	Isle of Capri Casinos, Inc.	7.7500		3/15/2019	273,600
385,000	Palace Entertainment Holdings LLC - 144A	8.8750		4/15/2017	390,775
400,000	Pinnacle Entertainment, Inc.	7.5000		6/15/2015	410,000
235,000	Pinnacle Entertainment, Inc.	8.6250		8/1/2017	253,800
331,000	Universal City Development Partners Ltd.	8.8750		11/15/2015	365,755
					2,096,342
	FOOD - 0.2%
140,000	Smithfield Foods, Inc.	10.0000		7/15/2014	165,200

	FOREST PRODUCTS & PAPER - 1.4%
610,000	Boise Paper Holdings LLC	9.0000		11/1/2017	667,950
360,000	Xerium Technologies, Inc. - 144A	8.8750		6/15/2018	318,600
					986,550
	GAS - 1.3%
495,000	Sabine Pass LNG LP	7.2500		11/30/2013	514,800
415,000	Sabine Pass LNG LP	7.5000		11/30/2016	434,712
					949,512
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	HEALTHCARE-PRODUCTS - 1.6%
$ 520,000	Alere, Inc.	8.6250%		10/1/2018	$ 544,700
315,000	Biomet, Inc.	11.6250		10/15/2017	344,137
235,000	Universal Hospital Services, Inc.	8.5000		6/1/2015	243,225
					1,132,062
	HEALTHCARE-SERVICES - 0.8%
140,000	Aurora Diagnostics Holdings	10.7500		1/15/2018	138,775
235,000	Health Net, Inc.	6.3750		6/1/2017	249,100
195,000	Res-Care, Inc.	10.7500		1/15/2019	211,575
					599,450
	HOUSEHOLD PRODUCTS/WARES - 1.6%
225,000	Prestige Brands, Inc.	8.2500		4/1/2018	244,125
305,000	Reynolds Group Issuer, Inc. - 144A	7.8750		8/15/2019	330,163
300,000	Reynolds Group Issuer, Inc. - 144A	9.0000		4/15/2019	298,500
305,000	Yankee Candle Co., Inc.	8.5000		2/15/2015	313,006
					1,185,794
	HOUSEWARES - 0.5%
305,000	Libbey Glass, Inc.	10.0000		2/15/2015	327,875

	INSURANCE - 0.9%
645,000	HUB International Holdings, Inc. - 144A	9.0000		12/15/2014	660,319

	INTERNET - 0.9%
720,000	Earthlink, Inc.	8.8750		5/15/2019	684,000

	INVESTMENT COMPANIES - 0.4%
275,000	Offshore Group Investments Ltd.	11.5000		8/1/2015	305,938

	LEISURE TIME - 1.0%
410,000	NCL Corp. Ltd.	11.7500		11/15/2016	479,700
215,000	Royal Caribbean Cruises Ltd.	6.8750		12/1/2013	228,975
					708,675
	LODGING - 3.7%
345,000	Ameristar Casinos, Inc.	7.5000		4/15/2021	369,150
200,000	Boyd Gaming Corp.	9.1250		12/1/2018	201,500
355,000	Gaylord Entertainment Co.	6.7500		11/15/2014	356,331
360,000	MGM Resorts International	6.6250		7/15/2015	361,800
360,000	MGM Resorts International	7.5000		6/1/2016	362,700
355,000	MGM Resorts International - 144A	8.6250		2/1/2019	370,975
250,000	MGM Resorts International	10.3750		5/15/2014	286,250
80,000	MGM Resorts International	13.0000		11/15/2013	93,900
250,000	Wynn Las Vegas LLC	7.8750		5/1/2020	281,250
					2,683,856
	MACHINERY-DIVERSIFIED - 0.9%
350,000	Briggs & Stratton Corp.	6.8750		12/15/2020	362,250
280,000	Dematic SA - 144A	8.7500		5/1/2016	284,200
					646,450

Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	MEDIA - 5.1%
$ 450,000	Clear Channel Worldwide Holdings, Inc.	9.2500%		12/15/2017	$ 498,375
480,000	Cumulus Media, Inc. - 144A	7.7500		5/1/2019	452,400
210,000	DISH DBS Corp.	7.7500		5/31/2015	235,200
430,000	Entravision Communications Corp.	8.7500		8/1/2017	442,900
250,000	Nexstar Broadcasting, Inc.	8.8750		4/15/2017	266,250
377,000	Salem Communications Corp.	9.6250		12/15/2016	409,988
390,000	Sinclair Television Group, Inc.	8.3750		10/15/2018	417,300
375,000	Sirius XM Radio, Inc. - 144A	8.7500		4/1/2015	420,938
295,000	XM Satellite Radio, Inc. - 144A	7.6250		11/1/2018	317,494
235,000	XM Satellite Radio, Inc. - 144A	13.0000		8/1/2013	269,075
					3,729,920
	METAL FABRICATE/HARDWARE - 0.6%
475,000	Atkore International, Inc.	9.8750		1/1/2018	472,625

	MISCELLANEOUS MANUFACTURING - 0.8%
290,000	FGI Operating Co., Inc.	10.2500		8/1/2015	311,025
270,000	Polypore International, Inc.	7.5000		11/15/2017	284,850
					595,875
	OFFICE FURNISHINGS - 0.5%
345,000	Interface, Inc.	7.6250		12/1/2018	373,463

	OFFICE/BUSINESS EQUIPMENT - 0.4%
275,000	CDW LLC / CDW Finance Corp.	8.0000		12/15/2018	297,000

	OIL & GAS - 8.1%
500,000	Berry Petroleum Co.	8.2500		11/1/2016	523,750
475,000	Bill Barrett Corp.	9.8750		7/15/2016	522,500
530,000	Chaparral Energy, Inc.	8.8750		2/1/2017	555,175
205,000	Chaparral Energy, Inc.	9.8750		10/1/2020	225,500
130,000	Comstock Resources, Inc.	7.7500		4/1/2019	120,900
80,000	Comstock Resources, Inc.	8.3750		10/15/2017	77,200
665,000	Hercules Offshore, Inc. - 144A	10.5000		10/15/2017	668,325
245,000	Linn Energy LLC	7.7500		2/1/2021	263,987
355,000	Linn Energy LLC	8.6250		4/15/2020	395,825
250,000	Parker Drilling Co.	9.1250		4/1/2018	266,250
575,000	Quicksilver Resources, Inc.	11.7500		1/1/2016	616,688
295,000	SandRidge Energy, Inc. - 144A	9.8750		5/15/2016	318,600
350,000	Swift Energy Co.	7.1250		6/1/2017	351,750
250,000	Swift Energy Co. - 144A	7.8750		3/1/2022	249,375
365,000	W&T Offshore, Inc.	8.5000		6/15/2019	390,094
315,000	Western Refining, Inc. - 144A	11.2500		6/15/2017	357,525
					5,903,444
	OIL & GAS SERVICES - 3.8%
510,000	Basic Energy Services, Inc.	7.1250		4/15/2016	517,650
175,000	Basic Energy Services, Inc.	7.7500		2/15/2019	178,500
470,000	Complete Production Services, Inc.	8.0000		12/15/2016	492,913
640,000	Helix Energy Solutions Group, Inc. - 144A	9.5000		1/15/2016	675,200
230,000	Pioneer Drilling Co. - 144A	9.8750		3/15/2018	246,100
335,000	Stallion Oilfield Holdings Ltd.	10.5000		2/15/2015	363,475
290,000	Trinidad Drilling Ltd. - 144A	7.8750		1/15/2019	308,850
					2,782,688
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	PACKAGING & CONTAINERS - 1.6%
$ 350,000	Packaging Dynamics Corp. - 144A	8.7500%		2/1/2016	$ 367,938
560,000	Sealed Air Corp. - 144A	6.8750		7/15/2033	526,540
245,000	Sealed Air Corp. - 144A	8.1250		9/15/2019	272,563
					1,167,041
	PHARMACEUTICALS - 1.9%
570,000	BioScrip, Inc.	10.2500		10/1/2015	589,950
545,000	Patheon, Inc. - 144A	8.6250		4/15/2017	449,625
315,000	Warner Chilcott Co. LLC	7.7500		9/15/2018	334,688
					1,374,263
	REITS - 2.0%
305,000	CNL Lifestyle Properties, Inc.	7.2500		4/15/2019	284,794
270,000	Felcor Lodging LP	6.7500		6/1/2019	264,263
576,000	Felcor Lodging LP	10.0000		10/1/2014	640,080
270,000	Sabra Health Care LP	8.1250		11/1/2018	285,525
					1,474,662
	RETAIL - 2.6%
250,000	AmeriGas Finance LLC	6.7500		5/20/2020	250,625
665,000	HSN, Inc.	11.2500		8/1/2016	735,656
250,000	Sally Holdings LLC - 144A	6.8750		11/15/2019	268,750
260,000	Toys R Us Property Co. II LLC	8.5000		12/1/2017	279,825
325,000	Wendy's Co.	10.0000		7/15/2016	358,719
					1,893,575
	SAVINGS & LOANS - 0.7%
540,000	Amsouth Bank	4.8500		4/1/2013	542,700

	SEMICONDUCTORS - 1.1%
430,000	Freescale Semiconductor, Inc. - 144A	9.2500		4/15/2018	471,925
300,000	MagnaChip Semiconductor SA	10.5000		4/15/2018	321,750
					793,675
	SOFTWARE - 0.8%
555,000	MedAssets, Inc.	8.0000		11/15/2018	568,875

	TELECOMMUNICATIONS - 12.8%
275,000	Alcatel-Lucent USA, Inc.	2.8750		6/15/2025	252,656
250,000	Alcatel-Lucent USA, Inc.	6.4500		3/15/2029	190,000
370,000	Alcatel-Lucent USA, Inc.	6.5000		1/15/2028	280,275
550,000	Cincinnati Bell, Inc.	8.2500		10/15/2017	568,563
950,000	Cincinnati Bell, Inc.	8.7500		3/15/2018	919,125
165,000	Cricket Communications, Inc.	7.7500		5/15/2016	175,725
355,000	Cricket Communications, Inc.	7.7500		10/15/2020	339,025
140,000	Frontier Communications Corp.	8.2500		4/15/2017	141,400
500,000	GCI, Inc.	8.6250		11/15/2019	541,250
345,000	Integra Telecom Holdings, Inc. - 144A	10.7500		4/15/2016	291,525
845,000	ITC Deltacom, Inc.	10.5000		4/1/2016	883,025
1,040,000	Level 3 Financing, Inc.	4.2018		2/15/2015	982,800
295,000	Level 3 Financing, Inc.	9.2500		11/1/2014	302,375
245,000	Nextel Communications, Inc.	6.8750		10/31/2013	246,225
205,000	NII Capital Corp.	7.6250		4/1/2021	211,150
730,000	NII Capital Corp.	8.8750		12/15/2019	790,225
280,000	PAETEC Holding Corp.	8.8750		6/30/2017	306,950
940,000	Sprint Nextel Corp.	6.0000		12/1/2016	834,250
410,000	Sprint Nextel Corp. - 144A	9.0000		11/15/2018	442,800
345,000	TW Telecom Holdings, Inc.	8.0000		3/1/2018	375,188
250,000	Windstream Corp. - 144A	7.5000		6/1/2022	263,125
					9,337,657
Dunham High Yield Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Principal Amount	Security	Interest Rate		Maturity Date	Market Value

	TRANSPORTATION - 1.4%
$ 430,000	Commercial Barge Line Co.	12.5000%		7/15/2017	$ 471,925
565,000	Florida East Coast Railway Corp.	8.1250		2/1/2017	567,825
					1,039,750

	TOTAL BONDS & NOTES ( Cost - $62,772,655)				65,717,950

	PREFERRED STOCK - 3.1%	Dividend
Shares	BANKS - 3.1%	Rate
575	Bank of America Corp.	7.2500%			529,845
365	Wells Fargo & Co.	7.5000			399,675
50,275	Zions Bancorporation	9.5000			1,318,211
	TOTAL PREFERRED STOCK ( Cost - $1,779,256)				2,247,731

	SHORT-TERM INVESTMENTS - 6.0%
	MONEY MARKET FUND - 6.0%
4,401,435	First American Government Obligations Fund, 0.00% +				4,401,435
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $4,401,435)

	TOTAL INVESTMENTS - 98.9% ( Cost - $68,953,346)				$ 72,367,116
	OTHER ASSETS LESS LIABILITIES - 1.1%				795,982
	NET ASSETS - 100.00%				$ 73,163,098

	+ Variable rate security- interest rate is as of January 31, 2012.
	144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in
	transactions exempt from registration, normally to qualified institutional buyers.
	REIT - Real Estate Investment Trust
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:				$ 3,836,439
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:				(422,669)
		Net unrealized appreciation			$ 3,413,770

Dunham Loss Averse Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value
	COMMON STOCK - 74.9%
	BANKS - 2.3%
8,000	JPMorgan Chase & Co.	$ 298,400

	BEVERAGES - 3.6%
7,000	Dr Pepper Snapple Group, Inc.	271,740
3,000	PepsiCo, Inc.	197,010
		468,750
	BIOTECHNOLOGY - 0.3%
7,000	Coronado Biosciences, Inc. *	44,310

	COMPUTERS - 1.3%
6,000	Hewlett-Packard Co.	167,880

	COSMETICS/PERSONAL CARE - 1.5%
11,000	Avon Products, Inc.	195,470

	ELECTRIC - 3.4%
6,000	FirstEnergy Corp.	253,320
10,000	TECO Energy, Inc.	180,500
		433,820
	ENVIRONMENTAL CONTROL - 1.9%
7,000	Waste Management, Inc.	243,320

	FOREST PRODUCTS & PAPER - 0.7%
3,000	International Paper Co.	93,420

	INVESTMENT COMPANIES - 6.9%
25,000	Apollo Investment Corp.	192,750
18,601	BlackRock Kelso Capital Corp.	168,711
20,050	Full Circle Capital Corp.	156,190
12,000	Kohlberg Capital Corp.	83,880
40,000	MCG Capital Corp.	187,200
10,000	Prospect Capital Corp.	103,200
		891,931
	MISCELLANEOUS MANUFACTURING - 1.1%
7,600	General Electric Co.	142,196

	OIL & GAS - 5.1%
20,000	BreitBurn Energy Partners LP	398,200
5,500	Transocean Ltd/Switzerland	260,150
		658,350
	PHARMACEUTICALS - 6.5%
4,500	Abbott Laboratories	243,675
30,000	Ampio Pharmaceuticals, Inc. *	124,500
6,000	Merck & Co., Inc.	229,560
27,000	Ventrus Biosciences, Inc. *	240,300
		838,035
Dunham Loss Averse Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	REITS - 21.0%
16,000	AG Mortgage Investment Trust, Inc.	$ 304,800
41,000	ARMOUR Residential REIT, Inc.	295,610
150,000	Chimera Investment Corp.	456,000
47,000	Invesco Mortgage Capital, Inc.	736,960
58,000	Two Harbors Investment Corp.	575,940
26,000	Whitestone REIT - Cl. B	330,980
		2,700,290
	RETAIL - 4.1%
5,000	Inergy LP	94,250
6,000	Kohl's Corp.	275,940
3,000	Target Corp.	152,430
		522,620
	SEMICONDUCTORS - 6.5%
35,000	Anadigics, Inc. *	96,250
17,000	Applied Materials, Inc.	208,760
25,000	Intersil Corp. - Cl. A	281,500
4,000	Maxim Integrated Products, Inc.	107,360
29,004	O2Micro International Ltd. - ADR *	137,479
		831,349
	TELECOMMUNICATIONS - 7.3%
10,000	Cellcom Israel Ltd.	145,400
7,000	CenturyLink, Inc.	259,210
40,000	Extreme Networks *	129,600
8,000	Telecom Argentina SA - ADR	167,600
14,000	Telefonica SA - ADR	243,880
		945,690
	TOYS/GAMES/HOBBIES - 1.4%
5,000	Hasbro, Inc.	174,550

	TOTAL COMMON STOCK (Cost - $9,219,640)	9,650,381

	EXCHANGE TRADED FUNDS - 13.7%
	EQUITY FUND - 13.7%
100,000	ProShares UltraShort S&P500 *	1,763,000
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,862,199)

	TOTAL INVESTMENTS - 88.6% (Cost - $11,081,839)	$ 11,413,381
	OTHER ASSETS LESS LIABILITIES - 11.4%	1,471,038
	NET ASSETS - 100.0%	$ 12,884,419

*	Non-income producing security.
	REIT - Real Estate Investment Trust
	ADR - American Depositary Receipt
	At January 31, 2012, net unrealized depreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 613,288
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(281,746)
	Net unrealized appreciation:	$ 331,542

Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
				Market
Shares	Security			Value

	COMMON STOCK - 48.9%
	BEVERAGES - 1.7%
7,650	Coca-Cola Co.			$ 516,604

	BIOTECHNOLOGY - 1.3%
3,350	Biogen Idec, Inc. *			395,032

	CHEMICALS - 0.5%
3,000	Mosaic Co.			167,910

	COMMERCIAL SERVICES - 0.9%
775	Mastercard, Inc. - Cl. A			275,567

	COMPUTERS - 4.4%
8,775	Accenture PLC - Cl. A			503,159
20,000	Dell, Inc. *			344,600
9,050	Teradata Corp. *			484,718
				1,332,477
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
3,000	Franklin Resources, Inc.			318,300
9,000	T Rowe Price Group, Inc.			520,560
				838,860
	ENGINEERING & CONSTRUCTION - 1.2%
17,500	ABB Ltd. *			364,525

	INTERNET - 5.0%
2,450	Amazon.com, Inc. *			476,378
20,875	eBay, Inc. *			659,650
23,500	Yahoo!, Inc. *			363,545
				1,499,573
	MINING - 3.0%
11,850	Barrick Gold Corp.			583,731
7,150	Freeport-McMoRan Copper & Gold, Inc.			330,402
				914,133
	MISCELLANEOUS MANUFACTURING - 3.7%
8,500	Dover Corp.			538,985
12,000	Eaton Corp.			588,360
				1,127,345
	OIL & GAS - 3.7%
8,700	Helmerich & Payne, Inc.			536,877
3,915	Occidental Petroleum Corp.			390,600
9,600	Patterson-UTI Energy, Inc.			181,152
				1,108,629
	OIL & GAS SERVICES - 3.6%
15,425	Baker Hughes, Inc.			757,830
4,450	Schlumberger Ltd.			334,506
				1,092,336
	PHARMACEUTICALS - 4.0%
8,100	Johnson & Johnson			533,871
4,900	Mead Johnson Nutrition Co. - Cl. A			363,041
2,550	Novo Nordisk A/S			303,909
				1,200,821
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
				Market
Shares	Security			Value
	RETAIL - 0.7%
3,450	Wal-Mart Stores, Inc.			$ 211,692

	SEMICONDUCTORS - 2.7%
13,750	Qualcomm, Inc.			808,775

	SOFTWARE - 8.5%
9,900	Autodesk, Inc. *			356,400
5,500	Check Point Software Technologies Ltd. *			309,595
25,000	Microsoft Corp.			738,250
30,000	Oracle Corp.			846,000
5,600	SAP AG			338,688
				2,588,933
	TELECOMMUNICATIONS - 1.3%
19,750	Cisco Systems, Inc.			387,692

	TOTAL COMMON STOCK ( Cost - $12,969,055)			14,830,904

Principal		Interest	Maturity
Amount		Rate	Date
	BONDS & NOTES - 1.0%
	RETAIL - 1.0%
$ 310,000	JC Penney Corp., Inc.	5.7500%	2/15/2018	315,812
	TOTAL BONDS & NOTES ( Cost - $316,975)

	CONVERTIBLE BONDS - 42.8%
	ADVERTISING - 1.2%
342,000	Omnicom Group, Inc.	0.0000	7/1/2038	364,657

	BIOTECHNOLOGY - 3.7%
160,000	Gilead Sciences, Inc.	1.0000	5/1/2014	193,505
725,000	Gilead Sciences, Inc.	1.6250	5/1/2016	914,334
				1,107,839
	COMPUTERS - 4.7%
650,000	EMC Corp.	1.7500	12/1/2013	1,080,625
300,000	Sandisk Corp.	1.5000	8/15/2017	348,000
				1,428,625
	ENTERTAINMENT - 2.0%
525,000	International Game Technology	3.2500	5/1/12014	602,438

	HEALTHCARE-PRODUCTS - 4.3%
550,000	Hologic, Inc.	2.0000	12/15/2037	655,188
625,000	Medtronic, Inc.	1.6250	4/15/2013	636,719
				1,291,907
	HOLDING COMPANIES-DIVERSIFIED - 0.9%
210,000	Leucadia National Corp.	3.7500	4/15/2014	277,725

	INTERNET - 2.1%
570,000	Symantec Corp.	1.0000	6/15/2013	639,825
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Principal		Interest	Maturity	Market
Amount	Security	Rate	Date	Value
	IRON/STEEL - 0.9%
$ 197,000	Allegheny Technologies, Inc.	4.2500%	6/1/2014	$ 267,674

	MACHINERY-DIVERSIFIED - 1.3%
300,000	AGCO Corp.	1.2500	12/15/2036	409,125

	MEDIA - 0.5%
190,000	Liberty Interactive LLC	3.2500	3/15/2031	159,482

	MINING - 5.3%
420,000	Goldcorp, Inc.	2.0000	8/1/2014	540,750
525,000	Newmont Mining Corp. Holding Co.	1.2500	7/15/2014	749,437
200,000	Newmont Mining Corp. Holding Co.	1.6250	7/15/2017	299,750
				1,589,937
	OIL & GAS - 1.7%
550,000	Chesapeake Energy Corp.	2.7500	11/15/2035	523,875

	OIL & GAS SERVICES - 1.1%
320,000	Hornbeck Offshore Services, Inc.	1.6250	11/15/2026	328,000

	PHARMACEUTICALS - 1.9%
260,000	Salix Pharmaceuticals Ltd.	2.7500	5/15/2015	339,950
212,000	Teva Pharmaceutical Finance Co.	0.2500	2/1/2026	233,730
				573,680
	SEMICONDUCTORS - 6.5%
410,000	Intel Corp.	3.2500	8/1/2039	550,425
385,000	Lam Research Corp. - 144A	0.5000	5/15/2016	391,256
151,000	Lam Research Corp. - 144A	1.2500	5/15/2018	154,209
273,000	Linear Technology Corp.	3.0000	5/1/2027	290,937
265,000	Rovi Corp.	2.6250	2/15/2040	284,875
230,000	Xilinx, Inc.	2.6250	6/15/2017	312,922
				1,984,624
	SOFTWARE - 4.7%
350,000	Electronic Arts, Inc. -144A	0.7500	7/15/2016	332,062
430,000	Nuance Communications, Inc. - 144A	2.7500	11/1/2031	505,250
230,000	Take-Two Interactive Software - 144A	1.7500	12/1/2016	245,921
325,000	Verifone Holdings, Inc.	1.3750	6/15/2012	346,531
				1,429,764

	TOTAL CONVERTIBLE BONDS ( Cost - $12,378,240)			12,979,177
		Dividend
Shares		Rate
	PREFERRED STOCK - 5.3%
	AGRICULTURE - 0.5%
1,550	Bunge Ltd.	4.8750%		147,250

	BANKS - 1.2%
325	Wells Fargo & Co.	7.5000		355,875

	DIVERSIFIED FINANCIAL SERVICES - 0.8%
5,500	AMG Capital Trust II	5.1500		227,219

	OIL & GAS - 2.8%
10,800	Apache Corp.	6.0000		620,244
260	Chesapeake Energy Corp. - 144A	5.7500		241,800
				862,044

	TOTAL PREFERRED STOCK ( Cost - $1,508,800)			1,592,388
Dunham Appreciation & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
				Market
Shares	Security			Value
	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
514,164	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.13% +			$ 514,164
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $514,164)

	TOTAL INVESTMENTS - 99.7% ( Cost - $27,687,234)			$ 30,232,445
	OTHER ASSETS LESS LIABILITIES - 0.3%			79,289
	NET ASSETS - 100.00%			$ 30,311,734

	+ Variable rate security- interest rate is as of January 31, 2012.

*  Non-Income producing security.
ADR - American Depositary Reciept
144A - Securities exempt from registration under Rule 144A of Securities Act of 1933.  These securities may be resold in   transactions exempt from registration to qualified institutional buyers.

	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:			$ 3,229,243
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:			(684,032)
		Net unrealized appreciation:		$ 2,545,211

	Dunham Large Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2012
Shares	Security	Market Value
	COMMON STOCK - 96.9%
	AEROSPACE/DEFENSE - 4.7%
16,272	Honeywell International, Inc.	$ 944,427
12,916	United Technologies Corp.	1,011,969
		1,956,396
	AUTO PARTS & EQUIPMENT - 2.0%
11,000	BorgWarner, Inc. *	820,930

	BANKS - 11.4%
32,800	Bank of New York Mellon Corp.	660,264
6,500	Goldman Sachs Group Inc.	724,555
31,102	JPMorgan Chase & Co.	1,160,105
23,507	US Bancorp	663,367
53,500	Wells Fargo & Co.	1,562,735
		4,771,026
	BEVERAGES - 1.4%
11,567	Beam, Inc.	605,070

	COMPUTERS - 4.2%
35,700	EMC Corp. *	919,632
17,900	SanDisk Corp. *	821,252
		1,740,884
	CONGLOMERATES - 9.0%
19,000	Dover Corp.	1,204,790
15,952	Emerson Electric Co.	819,614
91,827	General Electric Co.	1,718,083
		3,742,487
	COSMETICS/PERSONAL CARE - 3.0%
19,900	Procter & Gamble Co.	1,254,496

	DIVERSIFIED FINANANCIAL SERVICES - 2.4%
19,700	American Express Co.	987,758

	ELECTRIC - 2.2%
15,736	NextEra Energy, Inc.	941,800

	ELECTRIC UTILITIES - 2.2%
29,700	Public Service Enterprise Group, Inc.	901,098

	HEALTHCARE-SERVICES - 2.3%
10,400	Covance, Inc. *	455,624
5,700	Humana, Inc.	507,414
		963,038
	INSURANCE - 1.4%
20,132	Allstate Corp.	580,808

	INTERNET - 1.7%
23,200	eBay Inc. *	733,120

	MEDIA - 1.7%
9,600	Time Warner Cable, Inc. - Cl. A	707,712

	MEDICAL - 5.6%
19,700	Baxter International, Inc.	1,092,956
8,102	Laboratory Corp. of America Holdings *	740,442
8,400	Quest Diagnostics, Inc.	487,872
		2,321,270

	Dunham Large Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	January 31, 2012
Shares	Security	Market Value
	MINING - 4.0%
35,900	Freeport-McMoRan Copper & Gold Inc.	$ 1,658,939

	OIL & GAS - 11.0%
12,032	Apache Corp.	1,189,724
16,600	Chevron Corp.	1,711,128
16,196	ConocoPhillips	1,104,729
10,300	Hess Corp.	579,890
		4,585,471
	OIL & GAS SERVICES - 2.2%
25,500	Halliburton Co.	937,890

	PHARMACEUTICALS - 7.2%
30,800	AmerisourceBergen Corp.	1,200,276
16,300	Express Scripts, Inc. *	833,908
16,800	Watson Pharmaceuticals, Inc. *	984,984
		3,019,168
	RETAIL - 4.4%
12,500	Kohl's Corp.	574,875
21,100	Wal-Mart Stores, Inc.	1,294,696
		1,869,571
	SEMICONDUCTORS - 3.4%
54,328	Intel Corp.	1,435,346

	SOFTWARE - 4.5%
39,400	Microsoft Corp.	1,163,482
26,200	Oracle Corp.	738,840
		1,902,322
	TELEPHONE - INTERGRATED - 3.2%
45,945	AT&T, Inc.	1,351,242

	TOBACCO - 1.7%
9,595	Philip Morris International, Inc.	717,418

	TOTAL COMMON STOCK ( Cost - $30,822,341)	40,505,260

	SHORT-TERM INVESTMENTS - 3.1%
	MONEY MARKET FUND - 3.1%
1,278,071	STIT-STIC Prime Portfolio - 0.12%+	1,278,071
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,278,071)

	TOTAL INVESTMENTS - 100.0% ( Cost - $32,100,412)	$ 41,783,331
	OTHER LIABILITIES LESS ASSETS - 0.0%	(5,609)
	NET ASSETS - 100.0%	$ 41,777,722

	* Non-income producing security.
	+ Variable rate security. Interest rate is as of January 31, 2012.
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 10,494,885
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(811,966)
	Net unrealized appreciation	$ 9,682,919

Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 97.1%
	AEROSPACE/DEFENSE - 1.3%
5,655	United Technologies Corp.	$ 443,069

	APPAREL - 3.8%
8,185	Coach, Inc.	573,359
6,649	Nike, Inc.	691,430
		1,264,789
	BEVERAGES - 9.5%
22,353	Anheuser-Busch InBev NV -ADR	1,359,062
11,463	Coca-Cola Co.	774,096
15,246	PepsiCo, Inc.	1,001,205
		3,134,363
	CHEMICALS - 5.4%
11,521	Air Products & Chemicals, Inc.	1,014,194
7,296	Praxair, Inc.	774,835
		1,789,029
	COMMERCIAL SERVICES - 3.5%
15,669	Paychex, Inc.	493,574
6,484	Visa Inc. - Cl. A	652,550
		1,146,124
	COMPUTERS - 7.8%
4,015	Apple, Inc. *	1,832,767
20,052	NetApp, Inc. *	756,763
		2,589,530
	COSMETICS/PERSONAL CARE - 6.0%
8,925	Colgate-Palmolive Co.	809,676
18,514	Procter & Gamble Co.	1,167,123
		1,976,799
	ELECTRONICS - 5.3%
14,184	Honeywell International, Inc.	823,239
17,577	Thermo Fisher Scientific, Inc. *	929,823
		1,753,062
	FOOD - 3.0%
25,560	Kraft Foods, Inc. - Cl. A	978,948

	HEALTHCARE-PRODUCTS - 4.1%
12,914	Baxter International, Inc.	716,469
15,134	St Jude Medical, Inc.	631,239
		1,347,708
	INSURANCE - 6.0%
16,608	Berkshire Hathaway, Inc. *	1,301,569
1,626	Markel Corp. *	655,392
		1,956,961
	MEDIA - 2.6%
21,464	Walt Disney Co.	834,950

	OIL & GAS - 9.5%
7,049	Chevron Corp.	726,611
17,262	Exxon Mobil Corp.	1,445,520
9,524	Occidental Petroleum Corp.	950,209
		3,122,340
Dunham Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	PHARMACEUTICALS - 1.3%
6,688	Johnson & Johnson	$ 440,806

	REITS - 3.4%
18,611	American Tower Corp.	1,181,985

	RETAIL - 5.9%
22,399	Home Depot, Inc.	994,292
18,638	Target Corp.	946,997
		1,941,289
	SEMICONDUCTORS - 4.8%
30,118	Maxim Integrated Products, Inc.	808,367
13,083	Qualcomm, Inc.	769,542
		1,577,909
	SOFTWARE - 7.0%
39,790	Microsoft Corp.	1,174,999
40,052	Oracle Corp.	1,129,466
		2,304,465
	TRANSPORTATION - 6.9%
20,779	Expeditors International of Washington, Inc.	927,782
8,652	FedEx Corp.	791,571
4,814	Union Pacific Corp.	550,288
		2,269,641

	TOTAL COMMON STOCK ( Cost - $26,993,619)	32,053,767

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 2.5%
831,778	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.22% +	831,778
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $831,778)

	TOTAL INVESTMENTS - 99.6% ( Cost - $27,825,397)	$ 32,885,545
	OTHER ASSETS LESS LIABILITIES - 0.4%	140,483
	NET ASSETS - 100.00%	$ 33,026,028

	+ Variable rate security- interest rate is as of January 31, 2012.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	REIT - Real Estate Investment Trust.
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 5,198,195
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(138,047)
	Net unrealized appreciation	$ 5,060,148

Dunham Focused Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 90.6%
	AEROSPACE/DEFENSE - 4.8%
180	BE Aerospace, Inc. *	$ 7,596
36	TransDigm Group, Inc. *	3,763
		11,359
	APPAREL - 5.9%
142	Coach, Inc.	9,947
48	Under Armour, Inc. - Cl. A *	3,822
		13,769
	BIOTECHNOLOGY - 2.8%
128	Illumina, Inc. *	6,625

	CHEMICALS - 1.8%
92	Potash Corp. of Saskatchewan, Inc.	4,300

	COMMERCIAL SERVICES - 8.6%
32	Mastercard, Inc. - Cl. A	11,378
127	New Oriental Education & Technology Group - ADR *	3,025
58	Visa, Inc. - Cl. A	5,837
		20,240
	COMPUTERS - 5.8%
30	Apple, Inc. *	13,694

	FOOD - 1.1%
36	Whole Foods Market, Inc.	2,665

	HEALTHCARE-PRODUCTS - 3.5%
18	Intuitive Surgical, Inc. *	8,278

	INTERNET - 15.4%
58	Amazon.com, Inc. *	11,278
37	Baidu, Inc. - ADR *	4,718
48	F5 Networks, Inc. *	5,748
48	MercadoLibre, Inc.	4,195
46	OpenTable, Inc. *	2,216
15	Priceline.com, Inc. *	7,942
		36,097
	LODGING - 2.6%
52	Wynn Resorts Ltd.	5,992

	MACHINERY-CONSTRUCTION & MINING - 2.7%
57	Caterpillar, Inc.	6,220

	MACHINERY-DIVERSIFIED - 2.6%
58	Cummins, Inc.	6,032

	METAL FABRICATE/HARDWARE - 3.7%
53	Precision Castparts Corp.	8,675

	MISCELLANEOUS MANUFACTURING - 0.8%
47	Polypore International, Inc. *	1,790

Dunham Focused Large Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	OIL & GAS SERVICES - 7.4%
114	National Oilwell Varco, Inc.	$ 8,434
119	Schlumberger Ltd.	8,945
		17,379
	REITS - 1.9%
70	American Tower Corp.	4,446

	RETAIL - 3.8%
95	Starbucks Corp.	4,553
57	Ulta Salon Cosmetics & Fragrance, Inc. *	4,345
		8,898
	SEMICONDUCTORS - 5.9%
178	ARM Holdings PLC - ADR	5,141
147	Qualcomm, Inc.	8,647
		13,788
	SOFTWARE - 9.5%
121	Oracle Corp.	3,412
83	Salesforce.com, Inc. *	9,694
78	VeriFone Systems, Inc. *	3,331
64	Vmware, Inc. - Cl. A *	5,841
		22,278

	TOTAL COMMON STOCK ( Cost - $199,850)	212,525

	EXCHANGE TRADED FUNDS - 11.4%
	EQUITY FUND - 11.4%
435	iShares Russell 1000 Growth Index Fund	26,657
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $25,985)

	SHORT-TERM INVESTMENTS - 0.4%
	MONEY MARKET FUND - 0.4%
814	First American Prime Obligations Fund, 0.00% +	814
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $814)

	TOTAL INVESTMENTS - 102.4% ( Cost - $226,649)	$ 239,996
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4) %	(5,536)
	NET ASSETS - 100.00%	$ 234,460

	+ Variable rate security- interest rate is as of January 31, 2012.
	* Non-Income producing security.
	ADR - American Depositary Reciept.
	REIT - Real Estate Investment Trust.
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 15,721
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(2,374)
	Net unrealized appreciation	$ 13,347

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value

	REITS - 97.8%
	APARTMENTS - 16.4%
2,500	Apartment Investment & Management Co.	$ 61,400
8,440	AvalonBay Communities, Inc.	1,147,924
1,400	BRE Properties, Inc.	72,548
10,000	Camden Property Trust	645,000
19,200	Equity Residential	1,143,360
700	Essex Property Trust, Inc.	100,800
7,500	Home Properties, Inc.	446,850
10,300	UDR, Inc.	268,006
		3,885,888
	DIVERSIFIED - 11.2%
22,700	CapLease, Inc.	94,432
2,700	Digital Realty Trust, Inc.	191,322
14,100	DuPont Fabros Technology, Inc.	359,550
29,250	Lexington Realty Trust	251,550
7,700	Liberty Property Trust	256,333
15,400	Mission West Properties, Inc.	144,452
12,286	One Liberty Properties, Inc.	213,162
1,600	PS Business Parks, Inc.	99,424
12,011	Vornado Realty Trust	971,450
2,500	Washington Real Estate Investment Trust	74,500
		2,656,175
	HEALTH CARE - 11.8%
25,500	HCP, Inc.	1,071,765
6,700	Health Care REIT, Inc.	383,307
22,600	Omega Healthcare Investors	470,984
8,200	Senior Housing Properties Trust	185,976
11,943	Ventas, Inc.	696,396
		2,808,428
	HOTELS - 8.4%
41,760	Ashford Hospitality Trust, Inc.	376,258
32,500	Hospitality Properties Trust	787,475
27,226	Host Hotels & Resorts, Inc.	447,051
41,500	Sunstone Hotel Investors, Inc. *	385,535
		1,996,319
	MANUFACTURED HOMES - 0.8%
4,200	Sun Communities, Inc.	168,462
2,200	UMH Properties, Inc.	22,682
		191,144
Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	OFFICE PROPERTY - 15.2%
1,100	Alexandria Real Estate Equities, Inc.	$ 79,651
7,200	Boston Properties, Inc.	749,160
40,600	Brandywine Realty Trust	431,984
23,135	CommonWealth REIT	455,066
17,100	Highwoods Properties, Inc.	565,839
25,300	Mack-Cali Realty Corp.	727,628
8,300	Parkway Properties, Inc.	80,261
10,100	Piedmont Office Realty Trust, Inc. - Cl. A	187,052
4,400	SL Green Realty Corp.	323,532
		3,600,173
	REGIONAL MALLS - 18.8%
19,300	CBL & Associates Properties, Inc.	335,241
12,000	General Growth Properties, Inc.	189,360
3,712	Macerich Co.	201,562
56,000	Pennsylvania Real Estate Investment Trust	687,680
450	Rouse Properties, Inc. *	5,562
19,791	Simon Property Group, Inc.	2,688,805
5,300	Taubman Centers, Inc.	355,259
		4,463,469
	SHOPPING CENTERS - 4.0%
300	Alexander's, Inc.	116,400
1,800	Federal Realty Investment Trust	170,028
26,401	Kimco Realty Corp.	481,818
37,800	Kite Realty Group Trust	189,000
		957,246
	SINGLE TENANT - 0.4%
5,400	Getty Realty Corp.	90,504

	STORAGE - 6.0%
12,300	CubeSmart	139,974
8,782	Public Storage	1,219,469
1,100	Sovran Self Storage, Inc.	51,172
		1,410,615
	WAREHOUSE - 4.8%
23,400	First Industrial Realty Trust, Inc. *	268,632
17,600	First Potomac Realty Trust, Inc.	261,888
19,144	ProLogis, Inc.	607,056
		1,137,576

	TOTAL REITS ( Cost - $18,149,408)	23,197,537

Dunham Real Estate Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
486,195	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	$ 486,195
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $486,195)

	TOTAL INVESTMENTS - 99.9% ( Cost - $18,635,603)	$ 23,683,732
	OTHER ASSETS LESS LIABILITIES - 0.1%	31,178
	NET ASSETS - 100.00%	$ 23,714,910

	+ Variable rate security- interest rate is as of January 31, 2012.
	* Non-Income producing security.
	REIT - Real Estate Investment Trust.
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 5,263,740
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(215,611)
	Net unrealized appreciation	$ 5,048,129

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value
	COMMON STOCK - 95.2%
	AEROSPACE/DEFENSE - 1.0%
38,769	BAE Systems PLC	$ 188,349
21,493	Rolls-Royce Holdings PLC *	249,422
		437,771
	AGRICULTURE - 1.4%
1,100	British American Tobacco Malaysia Bhd	17,862
66	Japan Tobacco Inc.	325,391
2,183	KT&G Corp.	152,970
3,800	Swedish Match AB	132,213
		628,436
	AIRLINES - 0.4%
13,601	Deutsche Lufthansa AG	188,473
1	Turk Hava Yollari *	2
		188,475
	APPAREL - 0.3%
5,499	Burberry Group PLC	116,456

	AUTO MANUFACTURERS - 6.5%
2,315	Bayerische Motoren Werke AG	198,256
7,000	Daihatsu Motor Co. Ltd.	135,217
2,202	Daimler AG	121,969
17,419	Fiat SpA	104,623
37,000	Fuji Heavy Industries Ltd.	251,689
17,000	Hino Motors Ltd.	109,215
2,763	Hyundai Motor Co.	542,799
45,000	Isuzu Motors Ltd.	228,169
12,650	Kia Motors Corp.	759,545
8,329	Peugeot SA	153,806
7,364	Renault SA	314,385
		2,919,673
	AUTO PARTS & EQUIPMENT - 5.1%
6,600	Aisin Seiki Co. Ltd.	208,611
14,700	Bridgestone Corp.	335,823
2,535	Cie Generale des Etablissements Michelin	173,585
1,700	Continental AG *	136,039
3,000	Denso Corp.	89,216
32,145	GKN PLC	106,410
2,050	Hankook Tire Co. Ltd. *	81,766
622	Hyundai Mobis *	153,353
9,400	JTEKT Corp.	100,668
6,000	Koito Manufacturing Co. Ltd.	96,827
311	Mando Corp. *	50,341
5,531	Pirelli & C SpA	51,158
12,300	Sumitomo Electric Industries Ltd.	148,368
3,900	Sumitomo Rubber Industries Ltd.	46,466
5,300	Toyota Industries Corp.	152,174
7,417	Valeo SA	348,654
		2,279,459
	BANKS - 7.1%
36,183	Banco Santander SA	281,977
18,417	Bank of Cyprus Plc	18,532
18,417	Bank of Cyprus Plc - Right *	4,359
8,815	BNP Paribas SA	374,181
27,496	Credit Agricole SA	169,572
5,890	Erste Group Bank AG	129,499
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	BANKS - 7.1% (continued)
272,997	Intesa Sanpaolo SpA	$ 521,830
56,321	Intesa Sanpaolo SpA - RSP	84,199
2,370	Itau Unibanco Holding SA - ADR	47,305
4,415	KBC Groep NV	83,999
453,425	Lloyds Banking Group PLC *	219,248
9,722	Mediobanca SpA	57,138
41,107	Natixis	126,372
1,686	OTP Bank PLC	30,110
12,823	Societe Generale SA	342,103
137,144	UniCredit SpA	682,652
		3,173,076
	BEVERAGES - 1.5%
7,088	Cia de Bebidas das Americas - ADR	257,932
4,681	Coca-Cola Amatil Ltd.	57,299
1,963	Fomento Economico Mexicano SAB de CV - ADR	138,431
1,983	Heineken Holding NV	80,085
10,000	Kirin Holdings Co. Ltd.	122,854
		656,601
	CHEMICALS - 1.5%
1,715	Arkema SA	138,737
19,000	Mitsubishi Chemical Holdings Corp.	106,767
7,331	Sasol Ltd.	374,177
415	Solvay SA	40,983
		660,664
	COAL - 0.9%
5,405	Exxaro Resources Ltd.	132,825
69,500	Indo Tambangraya Megah TBK PT	282,841
		415,666
	COMMERCIAL SERVICES - 0.6%
4,900	Cielo SA	145,607
5,397	Edenred	131,007
		276,614
	COMPUTERS - 0.3%
2,911	CGI Group, Inc. *	59,193
4,417	Research In Motion Ltd. *	73,250
		132,443
	COSMETICS/PERSONAL CARE - 0.4%
6,800	Kao Corp.	178,965

	DISTRIBUTION/WHOLESALE - 0.3%
75,100	Sojitz Corp.	129,495

	DIVERSIFIED FINANCIAL SERVICES - 1.4%
102,579	Old Mutual PLC	236,336
2,700	ORIX Corp.	252,639
8,200	Redecard SA	147,465
		636,440
	ELECTRIC - 1.4%
163,800	Aboitiz Power Corp.	115,552
12,700	Centrais Eletricas Brasileiras SA	130,147
8,886	Cia Energetica de Minas Gerais - ADR	179,853
1,502	CPFL Energia SA - ADR	44,534
6,961	E.ON AG	149,059
		619,145
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
8,100	Brother Industries Ltd.	$ 109,093
9,000	Mitsubishi Electric Corp.	80,904
1,606	NV Bekaert SA	65,372
		255,369
	ELECTRONICS - 0.3%
3,600	LG Display Co. Ltd. *	93,707
4,000	Nippon Electric Glass Co. Ltd.	34,826
		128,533
	ENGINEERING & CONSTRUCTION - 0.4%
1,890	Acciona SA	151,668
9,625	Sacyr Vallehermoso SA	46,068
		197,736
	ENTERTAINMENT - 0.2%
8,549	OPAP SA	87,354

	FOOD - 4.1%
21,000	Ajinomoto Co. Inc.	253,769
3,329	Aryzta AG *	153,634
2,684	BIM Birlesik Magazalar AS	82,629
8,392	BRF - Brasil Foods SA - ADR	168,092
24,888	Distribuidora Internacional de Alimentacion SA *	114,974
4,623	Jeronimo Martins SGPS SA *	77,085
1,389	Kerry Group PLC	50,973
13,267	Koninklijke Ahold NV	175,698
822	Metro, Inc. - Cl. A	44,764
5,152	Nestle SA	295,162
8,000	Nippon Meat Packers, Inc.	101,678
73	Saputo Inc.	2,986
5,790	Shoprite Holdings Ltd.	95,976
2,859	Tiger Brands Ltd.	91,817
25,225	WM Morrison Supermarkets PLC	113,769
		1,823,006
	FOOD SERVICE - 0.6%
27,709	Compass Group PLC	257,334

	FOREST PRODUCTS & PAPER - 0.2%
5,493	UPM-Kymmene OYJ	70,481

	HEALTHCARE-PRODUCTS - 0.7%
421	Coloplast A/S	62,029
1,638	Fresenius SE & Co. KGaA	166,183
7,074	Smith & Nephew PLC	68,504
480	Smith & Nephew PLC - ADR	23,338
		320,054
	HOLDING COMPANIES-DIVERSIFIED - 0.8%
3,756	Exor SpA	86,635
9,272	Imperial Holdings Ltd.	163,991
27,493	KOC Holding AS	106,769
431	Remgro Ltd.	6,987
		364,382
	HOME BUILDERS - 0.2%
11,000	Sekisui Chemical Co. Ltd.	96,423

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	HOME FURNISHINGS - 0.3%
9,041	Arcelik AS	$ 39,079
10,000	Sharp Corp/Japan	86,115
		125,194
	HOUSEWARES - 0.2%
50,333	Turkiye Sise ve Cam Fabrikalari AS	103,096

	INSURANCE - 7.2%
47,101	Aegon NV *	228,360
78,108	Ageas	162,469
13,694	Assicurazioni Generali SpA	213,604
42,228	Aviva PLC	232,826
34,622	AXA SA	526,109
2,342	Baloise Holding AG	179,557
6,382	CNP Assurances	85,912
4,663	Delta Lloyd NV	85,288
760	Dongbu Insurance Co. Ltd.	32,476
3,926	Hannover Rueckversicherung AG	208,731
24,451	Mapfre SA	81,270
2,627	Muenchener Rueckversicherungs AG	341,886
1,017	Samsung Fire & Marine Insurance Co. Ltd.	196,763
34,544	Sanlam Ltd.	133,117
4,625	SCOR SE	116,269
57,827	Standard Life PLC	198,745
2,077	Swiss Life Holding AG *	206,164
		3,229,546
	INTERNET - 0.2%
287	NCSoft Corp. *	75,228

	INVESTMENT COMPANIES - 0.7%
8,288	Investor AB	167,731
5,230	Kinnevik Investment AB	109,304
10,194	Resolution Ltd.	43,908
		320,943
	IRON/STEEL - 0.7%
2,292	Kumba Iron Ore Ltd.	156,617
2,744	Rio Tinto PLC - ADR	165,902
		322,519
	LEISURE TIME - 0.2%
5,700	Yamaha Motor Co. Ltd.	75,539

	MEDIA - 0.9%
153,500	BEC World PCL	213,372
55,903	ITV PLC	66,105
2,585	Lagardere SCA	73,508
3,022	PagesJaunes Groupe	13,992
4,532	Societe Television Francaise 1	49,912
		416,889
	MINING - 3.2%
2,347	African Rainbow Minerals Ltd.	55,151
9,916	Antofagasta PLC	202,816
3,545	BHP Billiton Ltd.	140,140
1,670	BHP Billiton Ltd. - ADR	132,665
4,164	Boliden AB	71,274
885	Cia de Minas Buenaventura SA - ADR	37,966
7,765	Eurasian Natural Resources Corp. PLC	84,673
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	MINING - 3.2% (continued)
4,323	Fresnillo PLC	$ 118,402
8,812	KGHM Polska Miedz SA	381,531
4,528	Umicore SA	210,497
		1,435,115
	MISCELLANEOUS MANUFACTURING - 0.8%
10,700	FUJIFILM Holdings Corp.	253,839
6,365	IMI PLC	85,838
		339,677
	OFFICE/BUSINESS EQUIPMENT - 0.2%
6,500	Seiko Epson Corp.	82,834

	OIL & GAS - 6.8%
93,635	Gazprom OAO - ADR	1,132,983
9,319	Lukoil OAO - ADR	543,670
3,186	OMV AG	104,336
365	Petroleo Brasileiro SA - ADR	11,151
4,276	Polski Koncern Naftowy Orlen S.A. *	48,569
8,403	Repsol YPF SA	231,239
1,787	Repsol YPF SA - ADR	49,518
32,770	Rosneft Oil Co. - GDR	241,804
887	SK Holdings Co. Ltd. *	110,566
3,024	Statoil ASA	76,067
2,773	Statoil ASA - ADR	70,046
13,168	Surgutneftegas OJSC - ADR	122,331
3,836	Total SA - ADR	203,193
4,925	Tupras Turkiye Petrol Rafinerileri AS	111,943
		3,057,416
	OIL & GAS SERVICES - 0.2%
3,605	Cie Generale de Geophysique - Veritas *	100,698

	PHARMACEUTICALS - 7.2%
2,599	Actelion Ltd. *	99,568
18,137	AstraZeneca PLC	873,444
4,531	GlaxoSmithKline PLC	100,757
16,827	GlaxoSmithKline PLC - ADR	749,475
1,121	Merck KGaA	116,895
2,239	Novartis AG	121,320
2,437	Novo Nordisk A/S	289,008
1,800	Ono Pharmaceutical Co. Ltd.	101,482
1,799	Roche Holding AG	304,712
200	Santen Pharmaceutical Co. Ltd.	8,198
4,162	Shire PLC	138,109
2,129	Shire PLC - ADR	211,857
1,898	Valeant Pharmaceuticals International, Inc. *	91,539
		3,206,364
	RETAIL - 5.4%
22,400	Aeon Co. Ltd.	295,353
2,477	Alimentation Couche Tard, Inc.	75,108
75,900	CP ALL PCL	142,866
401	E-Mart Co. Ltd.	96,605
39,979	Enterprise Inns PLC *	23,345
35,237	Home Retail Group PLC	59,666
32,600	Jollibee Foods Corp.	74,471
71,829	Kingfisher PLC	289,922
269	Lotte Shopping Co. Ltd. *	91,823
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	RETAIL - 5.4% (continued)
3,281	Next PLC	$ 135,551
14,900	Seven & I Holdings Co. Ltd.	419,901
51,316	Spirit Pub Co. PLC *	40,512
8,400	UNY Co. Ltd.	78,563
16,283	Wesfarmers Ltd.	522,463
11,804	Woolworths Holdings Ltd/South Africa	63,235
		2,409,384
	SEMICONDUCTORS - 5.7%
32,305	ARM Holdings PLC	310,679
1,524	ARM Holdings PLC - ADR	44,013
5,065	ASML Holding NV - ADR	217,744
5,173	ASML Holding NV	221,932
13,200	Elpida Memory Inc. *	55,991
7,840	Hynix Semiconductor Inc. *	186,958
39,501	Infineon Technologies AG	361,254
409,727	Macronix International - ADR	180,224
835	Samsung Electronics Co. Ltd.	822,277
1,128	STMicroelectronics NV	7,535
18,201	STMicroelectronics NV	121,227
		2,529,834
	SOFTWARE - 0.4%
5,149	Amadeus IT Holding SA	88,162
22,666	Sage Group PLC	104,838
		193,000
	TELECOMMUNICATIONS - 15.5%
168,525	BT Group PLC	541,925
67,093	Cable & Wireless Worldwide PLC	21,959
108,500	China Mobile Ltd.	1,108,792
2,172	China Telecom Corp. Ltd. - ADR	121,827
162,000	China Unicom Hong Kong Ltd.	298,149
8,768	China Unicom Hong Kong Ltd. - ADR	161,945
17,477	Chorus Ltd. *	46,982
11,131	Inmarsat PLC	70,306
29	KDDI Corp.	183,873
1,423	Millicom International Cellular SA - NVDR	140,577
10,600	Nippon Telegraph & Telephone Corp.	530,916
1,752	Nippon Telegraph & Telephone Corp. - ADR	43,853
105,347	Nokia OYJ	528,036
11,366	Nokia OYJ - ADR	57,285
133	NTT DoCoMo Inc.	236,134
653,000	PCCW Ltd.	206,125
7,500	Softbank Corp.	209,264
70,000	StarHub Ltd.	157,346
6,400	Tele2 AB	122,123
87,385	Telecom Corp. of New Zealand Ltd.	152,188
110,540	Telecom Italia SpA	112,418
112,715	Telecom Italia SpA - ADR	94,675
5,398	Telefonica Brasil SA - ADR	150,280
9,846	Telenor ASA	160,455
164,812	Telstra Corp. Ltd.	581,401
2,592	Tim Participacoes SA - ADR	74,779
15,545	Vivendi SA	325,465
4,728	Vodacom Group Ltd.	58,045
163,080	Vodafone Group PLC	439,752
		6,936,875
Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value
	TRANSPORTATION - 0.8%
1,356	Canadian National Railway Co.	101,929
44,000	Mitsui OSK Lines Ltd.	166,444
24,000	Nippon Yusen KK	60,888
5,500	Orient Overseas International Ltd.	28,642
		357,903
	WATER - 0.4%
2,000	Cia de Saneamento Basico do Estado de Sao Paulo *	66,613
1,577	Cia de Saneamento Basico do Estado de Sao Paulo - ADR *	103,909
		170,522

	TOTAL COMMON STOCK (Cost - $41,149,701)	42,538,627

	PREFERRED STOCK - 2.4%
	AEROSPACE/DEFENSE - 0.0%
1,483,017	Rolls-Royce Holdings PLC *	2,337

	AUTO PARTS & EQUIPMENT - 0.8%
1,194	Hyundai Motor Co.	69,201
1,060	Hyundai Motor Co.	62,301
1,997	Porsche Automobil Holding SE	122,727
692	Volkswagen AG	122,748
		376,977
	BEVERAGES - 1.2%
14,500	Cia de Bebidas das Americas	529,801

	ELECTRIC - 0.3%
5,400	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	111,632

	TELECOMMUNICATIONS - 0.1%
5,500	Brasil Telecom SA	35,011

	TOTAL PREFERRED STOCK (Cost - $730,887)	1,055,758

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 1.9%
860,565	Fidelity Institutional Money Market Funds - Government Portfolio - 0.00% +	860,565
	TOTAL SHORT-TERM INVESTMENTS (Cost - $860,565)

	TOTAL INVESTMENTS - 99.5% (Cost - $42,741,153)	$ 44,454,950
	OTHER ASSETS LESS LIABILITIES - 0.5%	218,072
	NET ASSETS - 100.0%	$ 44,673,022

*	Non-income producing security.
+	Variable rate security, Interest rate as of January 31, 2012.
	ADR - American Depositary Receipt
	GDR - Global Depositary Receipt
	NVDR - Non Voting Depositary Receipt
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 5,207,765
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(3,493,968)
	Net unrealized appreciation:	$ 1,713,797

Dunham International Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

As of January 31, 2012 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	/(Depreciation)
To Buy:
Australian Dollar	2/3/2012	BNY Mellon	58,114	$ 61,557	$ (226)
Australian Dollar	2/3/2012	UBS	75,481	79,954	142
Australian Dollar	3/21/2012	BNY Mellon	2,160,378	2,276,596	75,800
British Pound	3/21/2012	Royal Bank of Scotland	298,092	469,592	(7,803)
Canadian Dollar	3/21/2012	UBS	4,193,495	4,166,835	45,713
Danish Krona	3/21/2012	UBS	92,249	16,205	99
Euro	2/2/2012	Deutsche Bank	44,241	57,753	(338)
Euro	2/6/2012	BNY Mellon	66,412	86,696	(178)
Euro	2/3/2012	BNY Mellon	46,360	60,643	(125)
Euro	2/3/2012	Deutsche Bank	123,895	162,680	(946)
Euro	3/21/2012	BNY Mellon	1,359,458	1,774,941	(14,082)
Hong Kong Dollar	3/21/2012	UBS	287	37	-
Japanese Yen	3/21/2012	BNY Mellon	202,856,696	2,658,665	18,830
New Zealand Dollar	3/21/2012	Royal Bank of Scotland	212,898	174,979	2,140
Norwegian Krona	3/21/2012	Royal Bank of Scotland	1,843,635	313,333	(7,968)
Singapore Dollar	3/21/2012	UBS	407,257	323,788	7,106
Swedish Krona	3/21/2012	BNY Mellon	3,752,524	549,218	(9,402)
Swiss Franc	3/21/2012	BNY Mellon/RBS	2,664,379	2,892,149	(99,306)
					$ 9,456

					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Sold	Market Value	/(Depreciation)
To Sell:
Australian Dollar	2/2/2012	BNY Mellon	8,038	$ 8,515	$ (20)
Australian Dollar	2/3/2012	UBS	8,039	8,515	27
Australian Dollar	3/21/2012	BNY Mellon	2,086,603	2,198,853	(141,490)
British Pound	2/2/2012	Deutsche Bank	11,112	17,511	(80)
British Pound	2/6/2012	BNY Mellon	11,094	17,482	(2)
British Pound	3/21/2012	BNY Mellon	297,811	469,149	7,649
Canadian Dollar	2/1/2012	UBS	7,675	7,636	5
Canadian Dollar	2/3/2012	UBS	24,202	24,075	58
Canadian Dollar	3/21/2012	UBS	870,679	865,144	(25,664)
Danish Krona	3/21/2012	UBS	292,898	51,453	357
Euro	2/2/2012	BNY Mellon	107,381	140,176	661
Euro	3/21/2012	BNY Mellon	2,931,972	3,828,053	186,560
Japanese Yen	2/2/2012	UBS	10,845,673	142,073	(95)
Japanese Yen	2/3/2012	BNY Mellon	8,846,947	115,892	134
Japanese Yen	3/21/2012	BNY Mellon	203,120,563	2,662,123	(52,990)
New Zealand Dollar	3/21/2012	Royal Bank of Scotland	212,898	174,979	(17,083)
Norwegian Krona	3/21/2012	BNY Mellon	505,198	87,315	4,189
Norwegian Krona	3/21/2012	Deutsche Bank	138,705	23,973	1,119
Singapore Dollar	3/21/2012	UBS	407,257	323,788	(10,450)
Swedish Krona	3/21/2012	BNY Mellon	2,348,515	343,728	8,675
Swiss Franc	2/2/2012	Deutsche Bank	65,104	70,614	313
Swiss Franc	2/3/2012	BNY Mellon	64,922	70,418	96
Swiss Franc	3/21/2012	BNY Mellon	126,543	136,078	2,648
Swiss Franc	3/21/2012	Royal Bank of Scotland	2,537,836	2,756,072	53,633
					$ 18,250

Total unrealized gain on forward foreign currency contracts					$ 27,706

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	January 31, 2012
Shares	Security	Market Value
	COMMON STOCKS - 96.6%
	AEROSPACE/DEFENSE - 2.9%
3,650	Alliant Techsystems, Inc.	$ 216,847
2,100	Cubic Corp.	97,104
4,600	Curtiss-Wright Corp.	171,856
		485,807
	APPAREL - 0.9%
16,450	Jones Group, Inc.	150,188

	AUTO PARTS & EQUIPMENT - 1.4%
15,150	Cooper Tire & Rubber Co.	228,159

	BANKS - 10.1%
18,490	Astoria Financial Corp.	154,022
6,950	Bank of the Ozarks, Inc.	194,531
8,000	Community Bank System, Inc.	218,880
32,400	Fulton Financial Corp.	300,996
9,500	Trustmark Corp.	223,915
7,385	Westamerica Bancorporation	343,033
8,740	Wintrust Financial Corp.	267,881
		1,703,258
	CHEMICALS - 4.3%
7,420	Cabot Corp.	268,604
3,770	Innophos Holdings, Inc.	188,198
6,950	Sensient Technologies Corp.	275,359
		732,161
	COMMERCIAL SERVICES - 3.9%
11,390	Brink's Co.	321,084
7,600	MAXIMUS Inc.	342,228
		663,312
	DISTRIBUTION/WHOLESALE - 2.1%
11,502	Owens & Minor, Inc.	349,776

	ELECTRIC - 3.7%
14,050	Portland General Electric Co.	350,407
7,870	UIL Holdings Corp.	272,145
		622,552
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.5%
6,420	Belden, Inc.	251,728

	ELECTRONICS - 2.2%
15,150	CTS Corp.	152,409
7,388	Park Electrochemical Corp.	224,374
		376,783
	FOREST PRODUCTS & PAPER - 4.6%
10,750	Buckeye Technologies, Inc.	360,448
6,000	Schweitzer-Mauduit International, Inc.	417,180
		777,628
	GAS - 1.6%
4,825	South Jersey Industries, Inc.	264,796

	HAND/MACHINE TOOLS - 1.9%
6,280	Franklin Electric Co., Inc.	314,377

	HEALTHCARE-PRODUCTS - 4.6%
11,180	Meridian Bioscience, Inc.	194,979
6,020	STERIS Corp.	181,082
9,650	West Pharmaceutical Services, Inc.	390,632
		766,693
	HOUSEHOLD PRODUCTS - 2.3%
7,100	Ennis, Inc.	117,434
4,270	Toro Co.	270,675
		388,109

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	January 31, 2012

Shares	Security	Market Value
	INSURANCE - 12.5%
15,230	Alterra Capital Holdings Ltd.	$ 368,109
26,660	American Equity Investment Life Holding Co.	307,390
10,750	Endurance Specialty Holdings Ltd.	402,050
5,700	Kemper Corp.	169,689
7,345	Platinum Underwriters Holdings Ltd.	251,566
16,900	Protective Life Corp.	422,669
4,670	StanCorp Financial Group, Inc.	180,542
		2,102,015
	IRON/STEEL - 1.0%
4,000	Schnitzer Steel Industries, Inc.	174,520

	MISCELLANEOUS MANUFACTURER - 1.4%
5,500	AO Smith Corp.	233,640

	OIL & GAS - 1.4%
5,350	Berry Petroleum Co.	240,804

	PHARMACEUTICALS - 2.2%
11,350	Medicis Pharmaceutical Corp.	375,571

	REITS - 8.1%
23,530	Brandywine Realty Trust	250,359
8,750	DuPont Fabros Technology, Inc.	223,125
3,800	Equity Lifestyle Properties, Inc.	266,532
12,300	First Potomac Realty Trust	183,024
8,500	Government Properties Income Trust	204,850
7,450	LTC Properties, Inc.	238,027
		1,365,917
	RETAIL - 9.9%
9,840	Bob Evans Farms, Inc.	347,647
4,100	Casey's General Stores, Inc.	208,854
4,140	Cash America International, Inc.	181,580
3,500	Dillard's, Inc.	154,875
15,340	Finish Line, Inc.	324,441
13,870	Regis Corp.	237,732
14,352	Stage Stores, Inc.	220,734
		1,675,863
	SOFTWARE - 2.7%
9,270	Blackbaud, Inc.	282,086
6,850	Ebix, Inc.	169,743
		451,829
	TELECOMMUNICATIONS - 3.2%
14,385	Plantronics, Inc.	535,697

	TRANSPORTATION - 4.5%
7,100	Bristow Group, Inc.	348,326
12,650	Teekay Tankers Ltd. - Cl. A	56,799
6,520	Tidewater, Inc.	351,102
		756,227
	TRUCKING & LEASING - 1.7%
6,795	GATX Corp.	291,777

	TOTAL COMMON STOCK ( Cost - $13,540,212)	16,279,187

	Dunham Small Cap Value Fund
	PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	January 31, 2012

Shares	Security	Market Value
	SHORT-TERM INVESTMENTS - 3.2%
	MONEY MARKET FUND - 3.2%
543,493	Fidelity Institutional Money Market Funds - Government Portfolio - 0.01% +	$ 543,493
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $543,493)

	TOTAL INVESTMENTS - 99.8% ( Cost - $14,083,705)	$ 16,822,680
	OTHER ASSETS LESS LIABILITIES - 0.2%	33,668
	NET ASSETS - 100.0%	$ 16,856,348

+	Variable rate security, Interest rate as of January 31, 2012.
	REIT - Real Estate Investment Trust
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 2,989,366
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(250,391)
	Net unrealized appreciation	$ 2,738,975

Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security	Market Value

	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 1.1%
5,379	BE Aerospace, Inc. *	$ 226,994

	AIRLINES - 0.7%
8,339	Spirit Airlines, Inc. *	140,012

	APPAREL - 1.0%
2,349	Deckers Outdoor Corp. *	189,917

	BANKS - 1.3%
4,542	Signature Bank *	264,117

	BEVERAGES - 2.7%
4,353	Green Mountain Coffee Roasters, Inc. *	232,189
2,881	Monster Beverage Corp. *	301,093
		533,282
	BIOTECHNOLOGY - 2.8%
4,076	Alexion Pharmaceuticals, Inc. *	312,874
6,067	Cubist Pharmaceuticals, Inc. *	247,655
		560,529
	COMMERCIAL SERVICES - 11.8%
4,143	Advisory Board Co. *	316,028
8,032	Bridgepoint Education, Inc. *	197,507
6,615	Cardtronics, Inc. *	169,013
10,912	DFC Global Corp. *	214,966
5,788	HMS Holdings Corp. *	191,062
6,853	ICF International, Inc. *	194,214
5,913	Kenexa Corp. *	142,030
4,940	Maximus, Inc.	222,448
5,550	PAREXEL International Corp. *	133,755
12,311	ServiceSource International, Inc. *	208,302
11,296	TrueBlue, Inc. *	186,497
4,690	United Rentals, Inc. *	179,346
		2,355,168
	COMPUTERS - 3.8%
16,597	Cadence Design Systems, Inc. *	175,264
8,955	Fortinet, Inc. *	204,264
8,782	Netscout Systems, Inc. *	181,436
5,425	Stratasys, Inc. *	199,369
		760,333
	DISTRIBUTION/WHOLESALE - 2.7%
8,466	Beacon Roofing Supply, Inc. *	193,533
2,068	MWI Veterinary Supply, Inc. *	162,359
2,972	WESCO International, Inc. *	186,879
		542,771
	DIVERSIFIED FINANCIAL SERVICES - 4.3%
10,004	Financial Engines, Inc. *	239,596
8,923	Invesco Ltd.	201,392
4,062	Piper Jaffray Companies, Inc. *	90,380
2,250	Portfolio Recovery Associates, Inc. *	146,137
4,797	Stifel Financial Corp. *	172,980
		850,485
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	ELECTRONICS - 2.6%
7,945	II-VI, Inc. *	$ 182,814
8,678	Imax Corp. *	179,721
6,370	Multi-Fineline Electronix, Inc. *	158,358
		520,893
	ENGINEERING & CONSTRUCTION - 0.8%
8,145	MYR Group, Inc. *	162,737

	ENVIRONMENTAL CONTROL - 1.1%
3,306	Clean Harbors, Inc. *	209,766

	FOOD - 3.4%
6,044	Chefs' Warehouse, Inc. *	127,710
4,720	Fresh Market, Inc. *	203,243
4,580	Hain Celestial Group, Inc. *	176,742
3,764	United Natural Foods, Inc. *	165,804
		673,499
	HEALTHCARE-PRODUCTS - 3.5%
10,546	ABIOMED, Inc. *	195,206
5,471	MAKO Surgical Corp. *	195,752
27,460	OraSure Technologies, Inc. *	305,630
		696,588
	HEALTHCARE-SERVICES - 1.7%
2,773	AMERIGROUP Corp. *	188,592
4,460	IPC The Hospitalist Company, Inc. *	150,257
		338,849
	HOME FURNISHINGS - 3.6%
13,227	La-Z-Boy, Inc. *	174,332
12,379	Select Comfort Corp. *	310,465
3,532	Tempur-Pedic International, Inc. *	235,620
		720,417
	INTERNET - 8.6%
18,105	Active Network, Inc. *	269,402
9,011	Bankrate, Inc. *	210,767
14,293	comScore, Inc. *	316,590
6,269	DealerTrack Holdings, Inc. *	171,332
4,536	Liquidity Services, Inc. *	156,537
3,462	Shutterfly, Inc. *	82,119
5,274	Sourcefire, Inc. *	163,599
1,123	SPS Commerce, Inc. *	28,333
4,581	Stamps.com, Inc. *	142,057
7,164	Vocus, Inc. *	164,557
		1,705,293
	MACHINERY-DIVERSIFIED - 2.0%
5,027	Chart Industries, Inc. *	280,306
8,745	Manitowoc Company, Inc.	117,533
		397,839
	MISCELLANEOUS MANUFACTURING - 1.5%
6,960	Hexcel Corp. *	174,487
3,210	Polypore International, Inc. *	122,237
		296,724
	OIL & GAS - 4.0%
1,866	Concho Resources, Inc. *	199,028
2,488	Continental Resources, Inc. *	200,732
7,855	GeoResources, Inc. *	240,442
4,738	Swift Energy Co. *	157,065
		797,267
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	PHARMACEUTICALS - 1.7%
3,263	Herbalife Ltd.	$ 188,862
7,869	Impax Laboratories, Inc. *	148,488
		337,350
	RETAIL - 12.9%
5,621	BJ's Restaurants, Inc. *	281,219
12,582	Body Central Corp. *	338,204
5,388	DSW, Inc. - Cl. A	269,238
8,294	Finish Line, Inc.	175,418
8,206	Francesca's Holdings Corp. *	181,927
7,161	GNC Holdings, Inc. - Cl. A *	196,999
3,226	Lululemon Athletica, Inc. *	203,657
4,317	Men's Wearhouse, Inc.	148,893
3,599	Nu Skin Enterprises, Inc.	179,770
2,631	Pricesmart, Inc.	175,356
6,496	Vera Bradley, Inc. *	232,687
4,219	Vitamin Shoppe, Inc. *	180,320
		2,563,688
	SEMICONDUCTORS - 7.3%
17,869	Fairchild Semiconductor International, Inc. - Cl. A *	249,809
11,258	Inphi Corp. *	165,155
7,655	International Rectifier Corp. *	174,534
3,943	KLA-Tencor Corp.	201,606
9,055	Nanometrics, Inc. *	183,364
2,246	Power Integrations, Inc.	80,833
1,243	Silicon Laboratories, Inc. *	54,493
9,937	Teradyne, Inc. *	162,470
5,991	Ultratech, Inc. *	175,237
		1,447,501
	SOFTWARE - 5.9%
5,488	Ariba, Inc. *	149,822
3,589	Concur Technologies, Inc. *	187,884
11,410	Jive Software, Inc. *	169,439
4,188	NetSuite, Inc. *	175,393
4,192	Opnet Technologies, Inc.	148,606
6,394	QLIK Technologies, Inc. *	180,311
6,461	RealPage, Inc. *	166,177
		1,177,632
	TELECOMMUNICATIONS - 1.7%
5,059	Allot Communications Ltd. *	79,730
7,306	Aruba Networks, Inc. *	162,047
5,157	Procera Networks, Inc. *	86,792
		328,569
	TRANSPORTATION - 3.4%
5,224	HUB Group, Inc. *	178,818
9,946	Knight Transportation, Inc.	175,149
5,714	Old Dominion Freight Line, Inc. *	243,531
7,225	Quality Distribution, Inc. *	88,723
		686,221
	TRUCKING & LEASING - 1.0%
8,686	Greenbrier Companies, Inc. *	193,264

	TOTAL COMMON STOCK ( Cost - $17,561,145)	19,677,705
Dunham Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security	Market Value

	SHORT-TERM INVESTMENTS - 5.8%
	MONEY MARKET FUND - 5.8%
1,159,137	Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% +	$ 1,159,137
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,159,137)

	TOTAL INVESTMENTS - 104.7% ( Cost - $18,720,282)	$ 20,836,842
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7) %	(933,981)
	NET ASSETS - 100.00%	$ 19,902,861

	+ Variable rate security- interest rate is as of January 31, 2012.
	* Non-Income producing security.

	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:	$ 2,600,081
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:	(483,521)
	Net unrealized appreciation	$ 2,116,560

Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares	Security			Market Value
	COMMON STOCK - 92.0%
	AGRICULTURE - 1.8%
5,614	KT&G Corp.			$ 393,391

	AUTO MANUFACTURERS - 4.4%
695,200	Brilliance China Automotive Holdings Ltd. *			743,083
1,135	Hyundai Motor Co.			222,974
				966,057
	AUTO PARTS & EQUIPMENT - 0.8%
724	Hyundai Mobis *			178,500

	BANKS - 9.4%
27,200	Banco Bradesco SA - ADR			486,336
2,200	BanColombia SA - ADR			136,422
467,000	Bank Rakyat Indonesia Persero Tbk PT			354,417
123,400	BDO Unibank, Inc.			172,585
61,200	FirstRand Ltd.			175,871
502,000	Industrial & Commercial Bank of China			350,578
4,600	Itau Unibanco Holding SA - ADR			91,816
113,669	Metropolitan Bank & Trust			201,315
8,500	Sberbank of Russia - ADR *			101,490
				2,070,830
	BEVERAGES - 2.8%
10,300	Cia de Bebidas das Americas - ADR			374,817
3,300	Fomento Economico Mexicano SAB de CV - ADR			232,716
				607,533
	BUILDING MATERIALS - 3.6%
32,000	Anhui Conch Cement Co. Ltd.			107,805
134,000	Indocement Tunggal Prakarsa Tbk PT			251,900
347,000	Semen Gresik Persero Tbk PT			435,230
				794,935
	CHEMICALS - 1.4%
562	LG Chem Ltd.			186,588
2,000	Sociedad Quimica y Minera de Chile SA - ADR			117,480
				304,068
	COMMERCIAL SERVICES - 1.7%
8,700	Cielo SA			258,526
6,000	Multiplus SA			105,230
				363,756
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
4,840	CETIP SA - Balcao Organizado de Ativos e Derivativos			74,468
266,000	Chinatrust Financial Holding Co. Ltd.			171,800
				246,268
	ELECTRIC - 0.7%
4,000	CEZ AS			161,446

	ELECTRONICS - 1.2%
58,000	Hon Hai Precision Industry Co. Ltd.			187,140
12,000	Phison Electronics Corp.			87,937
				275,077
	ENGINEERING & CONSTRUCTION - 2.5%
73,800	DMCI Holdings Inc.			79,233
2,426	Samsung Engineering Co. Ltd.			462,088
				541,321
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security			Market Value
	FOOD - 1.0%
228,500	Indofood Sukses Makmur Tbk PT			$ 121,769
62,000	Uni-President Enterprises Corp.			91,549
				213,318
	HEALTHCARE-PRODUCTS - 0.8%
21,000	Hengan International Group Co. Ltd.			187,373

	HOLDING COMPANIES-DIVERSIFIED - 5.2%
25,400	Alfa SAB de CV			333,394
539,800	Alliance Global Group Inc.			138,600
17,868	Ayala Corp.			146,518
14,700	Barloworld Ltd.			164,098
7,000	Imperial Holdings Ltd.			123,807
9,400	Siam Cement PCL - NVDR			104,540
45,900	Sime Darby Bhd			137,880
				1,148,837
	INSURANCE - 1.1%
177,800	PICC Property & Casualty Co. Ltd.			233,498

	INTERNET - 4.0%
5,600	Baidu, Inc./China - ADR *			714,112
260	NCSoft Corp. *			68,151
4,000	Tencent Holdings Ltd.			97,668
				879,931
	IRON/STEEL - 1.0%
8,300	Vale SA - ADR			209,990

	LODGING - 3.9%
133,900	Genting Bhd			489,047
106,000	Sands China Ltd. *			357,108
				846,155
	MEDIA - 0.7%
2,900	Naspers Ltd.			144,743

	MINING - 2.1%
58,121	Grupo Mexico SAB de CV			185,002
11,800	Harmony Gold Mining Co. Ltd. - ADR			142,308
51,000	Jiangxi Copper Co. Ltd.			129,372
				456,682
	OIL & GAS - 10.8%
264,000	China Petroleum & Chemical Corp.			318,527
187,000	CNOOC Ltd.			380,937
26,900	Gazprom OAO - ADR			325,490
94,000	Kunlun Energy Co. Ltd.			148,017
1,900	NovaTek OAO - GDR			255,930
7,500	OGX Petroleo e Gas Participacoes SA *			70,864
21,300	Petroleo Brasileiro SA - ADR			650,715
40,300	PTT Exploration & Production PCL - NVDR			229,391
				2,379,871
	OIL & GAS SERVICES - 1.5%
5,800	Eurasia Drilling Co. Ltd. - GDR			152,540
7,500	Petrofac Ltd.			172,377
				324,917
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Shares	Security			Market Value
	REAL ESTATE - 2.6%
262,200	Ayala Land, Inc.			$ 108,110
20,300	BR Malls Participacoes SA			221,010
128,000	China Overseas Land & Investment Ltd.			237,471
				566,591
	RETAIL - 7.9%
66,000	Astra International Tbk PT			577,405
72,600	Belle International Holdings Ltd.			117,721
16,800	Foschini Group Ltd.			232,753
13,200	Mr Price Group Ltd.			145,141
33,400	SM Investments Corp.			484,625
60,000	Wal-Mart de Mexico SAB de CV			185,275
				1,742,920
	SEMICONDUCTORS - 7.7%
899	Samsung Electronics Co. Ltd.			885,302
299,000	Taiwan Semiconductor Manufacturing Co. Ltd.			793,596
				1,678,898
	SHIPBUILDING - 2.2%
15,540	Samsung Heavy Industries Co. Ltd. *			493,455

	TELECOMMUNICATIONS - 7.4%
40,700	Advanced Info Service PCL - NVDR			197,638
7,300	America Movil SAB de CV - ADR			169,433
59,400	Axiata Group Bhd			91,193
16,500	China Mobile Ltd.			168,618
1,300	Millicom International Cellular SA - NVDR			128,426
9,100	MTN Group Ltd.			154,547
5,000	Philippine Long Distance Telephone Co.			320,215
95,000	Taiwan Mobile Co. Ltd.			287,436
3,955	Telefonica Brasil SA - ADR			110,107
				1,627,613
	TEXTILES - 0.7%
6,000	Cia Hering			143,868

	TOTAL COMMON STOCK (Cost - $17,585,305)			20,181,842

	PREFERRED STOCK - 2.3%
	BANKS - 0.5%
10,800	Banco do Estado do Rio Grande do Sul			124,056

	MINING - 1.8%
16,000	Cia vale Do Rio Doce			389,952

	TOTAL PREFERRED STOCK (Cost - $318,133)			514,008

	WARRANTS - 3.3%	Issued By	Maturity
8,900	Mahindra & Mahindra Ltd	UBS, AG	8/11/2014	121,258
40,100	ITC Limited	UBS, AG	11/17/2014	165,370
18,900	HDFC Bank Ltd.	UBS, AG	12/16/2014	188,064
80,000	Sberbank of Russia	UBS, AG	12/12/2013	240,000
	TOTAL WARRANTS (Cost - $680,585)			714,692

	SHORT-TERM INVESTMENTS - 1.8%
	MONEY MARKET FUND - 1.8%
387,559	First American Government Obligations Fund - 0.00% +			387,559
	TOTAL SHORT-TERM INVESTMENTS (Cost - $387,559)
Dunham Emerging Markets Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
				Market Value

	TOTAL INVESTMENTS - 99.4% (Cost - $18,971,582)			$ 21,798,101
	OTHER ASSETS LESS LIABILITIES - 0.6%			140,033
	NET ASSETS - 100.0%			$ 21,938,134

*	Non-income producing security.
+	Variable rate security, Interest rate as of January 31, 2012.
	ADR - American Depositary Receipt
	NVDR - Non Voting Depositary Receipt
	GDR - Global Depositary Receipt
	At January 31, 2012, net unrealized appreciation on investment securities, for book purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:			$ 3,058,451
	Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:			(231,933)
		Net Unrealized appreciation:		$ 2,826,518

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”).  If no sale price is reported, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate).  U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price. Futures contracts are valued at the daily quoted settlement prices.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the last bid price is used.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”).  Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV.  However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Effective July 1, 2009, both International Stock and Emerging Markets Stock began using fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Monthly Distribution
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 80,738,213	$ -	$ -	$ 80,738,213
Closed-End Funds	1,426,444	-	-	1,426,444
Preferred Stock *	26,505,083	-		26,505,083
Bonds & Notes *	-	13,914,803	-	13,914,803
Purchased Options	577,150	-	-	577,150
Short-Term Investments	497,933	-	-	497,933
Total Investments	109,744,823	13,914,803	-	123,659,626
Derivatives
Forward Currency Exchange Contracts	-	50,277	-	50,277
Total Derivatives	-	50,277	-	50,277
Liabilities
Securities Sold Short	11,077,175	-	-	11,077,175
Total Investments
Derivatives
Written Options	3,190,109	-	-	3,190,109
Equity Swap Contracts	190,780			190,780
Forward Currency Exchange Contracts	-	195,005	-	195,005
Total Derivatives	$ 3,380,889	$ 195,005	$ -	$ 3,575,894

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Corporate/Government Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Corporate Notes & Bonds *	$ -	$ 30,660,082	$ -	$ 30,660,082
Municipal Bonds	-	441,130	-	441,130
Mortgage Backed Securities	-	5,137,570	-	5,137,570
U.S. Government & Agencies	-	33,014,415	-	33,014,415
Bank Loans	-	957,299	-	957,299
Preferred Stock *	805,012	-	-	805,012
Total	$ 805,012	$ 70,210,496	$ -	$ 71,015,508

High Yield Bond
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$ -	$ 65,717,950	$ -	$ 65,717,950
Preferred Stock *	2,247,731	-	-	2,247,731
Short-Term Investments	4,401,435	-	-	4,401,435
Total	$ 6,649,166	$ 65,717,950	$ -	$ 72,367,116

Loss Averse Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 9,650,381	$ -	$ -	$ 9,650,381
Exchange Traded Funds	1,763,000	-	-	1,763,000
Total	$ 11,413,381	$ -	$ -	$ 11,413,381

Appreciation & Income
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 14,830,904	$ -	$ -	$ 14,830,904
Bonds & Notes *	-	315,812	$ -	315,812
Convertible Bonds *	-	12,979,177	-	12,979,177
Preferred Stock *	1,592,388	-	-	1,592,388
Short-Term Investments	514,164	-	-	514,164
Total	$ 16,937,456	$ 13,294,989	$ -	$ 30,232,445

Large Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 40,505,260	$ -	$ -	$ 40,505,260
Short-Term Investments	1,278,071	-	-	$ 1,278,071
Total	$ 41,783,331	$ -	$ -	$ 41,783,331

Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 32,053,767	$ -	$ -	$ 32,053,767
Short-Term Investments	831,778	-	-	831,778
Total	$ 32,885,545	$ -	$ -	$ 32,885,545

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Focused Large Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 212,525	$ -	$ -	$ 212,525
Exchange Traded Funds	26,657			26,657
Short-Term Investments	814	-	-	814
Total	$ 239,996	$ -	$ -	$ 239,996

Real Estate Stock
Assets	Level 1	Level 2	Level 3	Total
REITs *	$ 23,197,537	$ -	$ -	$ 23,197,537
Short-Term Investments	486,195	-	-	486,195
Total	$ 23,683,732	$ -	$ -	$ 23,683,732

International Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,079,030	$ 37,459,597	$ -	$ 42,538,627
Preferred Stock *	676,444	379,314	-	1,055,758
Short-Term Investments	860,565	-	-	860,565
Total Investments	$ 6,616,039	$ 37,838,911	$ -	$ 44,454,950
Derivatives
Forward Currency Exchange Contracts	-	415,954	-	415,954
Total Derivatives	$ -	$ 415,954	$ -	$ 415,954
Liabilities - Derivatives
Forward Currency Exchange Contracts	-	388,248	-	388,248
Total Liabilities	$ -	$ 388,248	$ -	$ 388,248

Small Cap Value
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 16,279,187	$ -	$ -	$ 16,279,187
Short-Term Investments	543,493	-	-	543,493
Total	$ 16,822,680	$ -	$ -	$ 16,822,680

Small Cap Growth
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 19,677,705	$ -	$ -	$ 19,677,705
Short-Term Investments	1,159,137	-		1,159,137
Total	$ 20,836,842	$ -	$ -	$ 20,836,842

Emerging Markets Stock
Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 5,440,868	$ 14,740,973	$ -	$ 20,181,841
Preferred Stock *	514,008	-	-	514,008
Warrants	-	714,692	-	714,692
Short-Term Investments	387,559	-	-	387,559
Total Investments	$ 6,342,435	$ 15,455,665	$ -	$ 21,798,100

* See each Fund’s Schedule of Investments for industry classification.
The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.   When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability.  The liability is thereafter valued to reflect the current value of the option.  If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished.  Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes.  If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.  When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives.  The Funds may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities.   The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Dunham Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss.  Conversely, if the price declines, the Fund will realize a gain.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of January 31, 2012 categorized by risk exposure:

	Unrealized Gain/(Loss) at 1/31/2012
Risk Exposure Category	Monthly Distribution	International Stock
Commodity contracts	$ -	$ -
Equity contracts	(1,121,199)	-
Foreign exchange contracts	(144,728)	27,706
Interest rate contracts	-	-
Total	$ (1,265,927)	$ 27,706

The amounts of derivative instruments disclosed, on the Portfolio of Investments at January 31, 2012 is a reflection of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

3/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

3/30/12

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

3/30/12